Quarterly Holdings Report
for
Fidelity ZERO℠ International Index Fund
July 31, 2021
IID-NPRT3-0921
1.9891457.102

Common Stocks - 94.9%
	Shares	Value ($)
Australia - 4.4%
Afterpay Ltd. (a)	22,894	1,623,962
AGL Energy Ltd.	60,306	319,968
ALS Ltd.	46,060	430,626
Altium Ltd.	12,261	305,023
Alumina Ltd.	227,547	278,866
AMP Ltd.	338,142	258,071
Ampol Ltd.	22,892	474,580
Ansell Ltd.	12,312	354,630
APA Group unit	117,800	823,845
ARB Corp. Ltd.	7,663	262,617
Aristocrat Leisure Ltd.	62,693	1,915,742
ASX Ltd.	19,106	1,078,070
Atlas Arteria Ltd. unit	91,490	420,967
Aurizon Holdings Ltd.	185,010	524,071
AusNet Services	178,343	238,851
Australia & New Zealand Banking Group Ltd.	278,125	5,655,667
Bank of Queensland Ltd.	61,142	404,719
Beach Energy Ltd.	147,529	129,917
Bendigo & Adelaide Bank Ltd.	50,940	386,159
BHP Group Ltd.	288,021	11,313,125
BlueScope Steel Ltd.	48,463	860,307
Boral Ltd. (a)	98,280	517,842
Brambles Ltd.	143,960	1,227,595
Breville Group Ltd.	8,697	205,829
carsales.com Ltd.	27,095	435,055
Challenger Ltd.	55,279	230,823
Charter Hall Group unit	45,144	539,670
Cleanaway Waste Management Ltd.	198,847	370,647
Cochlear Ltd.	6,452	1,161,636
Coles Group Ltd.	131,368	1,686,113
Commonwealth Bank of Australia	173,361	12,677,570
Computershare Ltd.	54,718	626,415
Crown Ltd. (a)	34,292	216,672
CSL Ltd.	44,527	9,440,463
CSR Ltd.	47,120	192,605
Dexus unit	107,393	810,170
Dominos Pizza Enterprises Ltd.	6,104	522,524
Downer EDI Ltd.	72,704	281,708
Endeavour Group Ltd. (a)	121,219	589,782
Evolution Mining Ltd.	165,552	507,830
Fortescue Metals Group Ltd.	162,865	2,977,205
Goodman Group unit	164,651	2,735,572
Harvey Norman Holdings Ltd.	65,937	274,359
IDP Education Ltd.	16,822	348,248
IGO Ltd.	62,833	429,284
Iluka Resources Ltd.	41,226	300,419
Incitec Pivot Ltd.	188,148	370,034
Insurance Australia Group Ltd.	237,362	844,812
JB Hi-Fi Ltd.	11,058	389,840
Lendlease Group unit	65,022	580,709
Lynas Rare Earths Ltd. (a)	87,218	469,796
Macquarie Group Ltd.	33,946	3,908,579
Magellan Financial Group Ltd.	13,821	495,666
Medibank Private Ltd.	267,289	649,257
Metcash Ltd.	99,210	291,949
Mineral Resources Ltd.	16,203	749,225
Mirvac Group unit	390,767	820,146
National Australia Bank Ltd.	321,999	6,127,232
Newcrest Mining Ltd.	80,716	1,569,094
NEXTDC Ltd. (a)	47,767	446,936
Nine Entertainment Co. Holdings Ltd.	140,465	284,501
Northern Star Resources Ltd.	112,165	841,232
Orica Ltd.	39,099	355,504
Origin Energy Ltd.	172,715	520,930
OZ Minerals Ltd.	32,271	548,950
Qantas Airways Ltd.	191,439	644,838
QBE Insurance Group Ltd.	145,409	1,162,054
Qube Holdings Ltd.	176,280	377,740
Ramsay Health Care Ltd.	18,062	850,163
REA Group Ltd.	4,891	580,240
Reliance Worldwide Corp. Ltd.	72,803	295,448
Rio Tinto Ltd.	36,330	3,557,080
Santos Ltd.	181,085	857,136
Scentre Group unit	502,819	959,384
SEEK Ltd.	34,196	734,523
Seven Group Holdings Ltd.	24,110	411,365
Sonic Healthcare Ltd.	47,005	1,380,475
South32 Ltd.	471,950	1,028,631
Spark Infrastructure Group unit	179,965	357,902
Steadfast Group Ltd.	82,868	270,008
Stockland Corp. Ltd. unit	229,799	742,007
Suncorp Group Ltd.	122,767	1,039,668
Sydney Airport unit (a)	262,645	1,505,315
Tabcorp Holdings Ltd.	220,184	799,831
Telstra Corp. Ltd.	1,162,949	3,225,966
The GPT Group unit	186,811	640,216
The Star Entertainment Group Ltd.	82,177	206,245
Transurban Group unit	268,677	2,819,511
Treasury Wine Estates Ltd.	69,764	609,748
Vicinity Centres unit	372,617	425,207
Washington H. Soul Pattinson & Co. Ltd.	13,118	314,310
Wesfarmers Ltd.	110,516	4,958,586
Westpac Banking Corp.	358,409	6,437,902
WiseTech Global Ltd.	15,096	341,098
Woodside Petroleum Ltd.	94,961	1,526,845
Woolworths Group Ltd.	124,245	3,534,028
WorleyParsons Ltd.	31,057	254,577
Zip Co. Ltd. (a)(b)	40,678	198,214
TOTAL AUSTRALIA		130,676,472
Austria - 0.2%
Andritz AG	6,930	382,099
BAWAG Group AG (c)	6,710	381,749
CA Immobilien Anlagen AG	4,639	203,887
Erste Group Bank AG	29,710	1,152,814
IMMOFINANZ Immobilien Anlagen AG	14,415	341,825
Lenzing AG (a)	1,224	157,974
Mayr-Melnhof Karton AG	740	157,482
Oesterreichische Post AG	2,935	154,933
OMV AG	13,928	752,086
Raiffeisen International Bank-Holding AG	12,044	285,172
Verbund AG	6,562	605,998
Voestalpine AG	11,401	502,839
Wienerberger AG	10,696	437,233
TOTAL AUSTRIA		5,516,091
Bailiwick of Jersey - 0.5%
Clarivate Analytics PLC (a)	25,078	571,778
Experian PLC	90,005	3,962,544
Ferguson PLC	22,610	3,171,075
Glencore Xstrata PLC	1,071,466	4,812,114
Polymetal International PLC	26,785	581,923
WPP PLC	121,978	1,577,545
TOTAL BAILIWICK OF JERSEY		14,676,979
Belgium - 0.6%
Ackermans & Van Haaren SA	2,199	379,024
Aedifica SA	3,448	494,095
Ageas	18,378	971,448
Anheuser-Busch InBev SA NV	82,901	5,232,061
Cofinimmo SA	2,650	428,468
Colruyt NV	6,412	364,643
D'ieteren Group	2,316	371,168
Elia System Operator SA/NV	3,308	391,430
Galapagos Genomics NV (a)	4,671	283,054
Groupe Bruxelles Lambert SA	11,252	1,309,408
KBC Groep NV	33,089	2,665,199
Melexis NV	1,819	202,724
Proximus	15,860	325,951
Sofina SA	1,544	723,836
Solvay SA Class A	7,041	939,643
Telenet Group Holding NV	4,163	156,151
UCB SA	12,393	1,340,749
Umicore SA	19,681	1,220,560
Warehouses de Pauw	13,592	584,961
TOTAL BELGIUM		18,384,573
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	414,000	643,550
Brilliance China Automotive Holdings Ltd. (d)	232,000	217,934
China Gas Holdings Ltd.	197,200	609,022
China Resource Gas Group Ltd.	82,000	505,434
China Youzan Ltd. (a)	1,460,000	208,541
Credicorp Ltd. (United States) (a)	5,941	599,803
Hiscox Ltd. (a)	33,489	407,962
Hongkong Land Holdings Ltd.	111,139	504,571
Jardine Matheson Holdings Ltd.	25,561	1,519,346
Kunlun Energy Co. Ltd.	388,000	335,518
Man Wah Holdings Ltd.	138,400	277,471
Nine Dragons Paper (Holdings) Ltd.	164,000	206,605
TOTAL BERMUDA		6,035,757
Brazil - 1.1%
Ambev SA	434,800	1,389,156
Americanas SA (a)	36,052	339,875
Atacadao SA	38,500	140,376
B3 SA - Brasil Bolsa Balcao	611,200	1,789,622
Banco Bradesco SA	132,963	527,180
Banco do Brasil SA	138,100	838,689
Banco Inter SA unit	57,160	778,998
BB Seguridade Participacoes SA	69,300	284,345
BR Malls Participacoes SA (a)	76,100	146,553
BRF SA (a)	73,300	360,571
BTG Pactual Participations Ltd. unit	92,800	521,351
CCR SA	116,700	291,288
Centrais Eletricas Brasileiras SA (Electrobras)	34,151	263,923
Cogna Educacao (a)	184,400	128,876
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	13,500	80,431
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	32,200	219,231
Companhia Siderurgica Nacional SA (CSN)	61,400	551,135
Compania de Locacao das Americas	33,600	175,411
Cosan SA	95,100	466,530
Cyrela Brazil Realty SA	28,900	115,694
Energisa SA unit	26,800	219,978
Eneva SA (a)	93,500	295,495
ENGIE Brasil Energia SA	27,750	202,094
Equatorial Energia SA	73,400	341,051
Hapvida Participacoes e Investimentos SA (c)	102,900	281,144
Hypermarcas SA	46,900	321,026
JBS SA	94,400	580,909
Klabin SA unit (a)	73,600	345,655
Localiza Rent A Car SA	58,130	693,665
Locaweb Servicos de Internet SA (c)	38,100	182,225
Lojas Renner SA	86,500	685,921
Magazine Luiza SA	255,980	1,012,468
Natura & Co. Holding SA (a)	80,388	829,617
Notre Dame Intermedica Participacoes SA	49,260	756,646
Oi SA (a)	523,800	119,680
Petro Rio SA (a)	67,700	232,025
Petrobras Distribuidora SA	113,900	619,553
Petroleo Brasileiro SA - Petrobras (ON)	358,200	1,891,326
Qualicorp Consultoria E Corret	20,900	103,331
Raia Drogasil SA	111,200	538,893
Rede D'Oregon Sao Luiz SA (c)	62,800	831,988
Rumo SA (a)	123,300	489,104
Sendas Distribuidora SA	15,000	249,642
Sul America SA unit	28,550	164,067
Suzano Papel e Celulose SA (a)	67,953	705,461
Telefonica Brasil SA	44,600	352,895
TIM SA	72,300	157,142
Totvs SA	48,400	328,599
Transmissora Alianca de Energia Eletrica SA unit	32,400	236,394
Ultrapar Participacoes SA	80,900	274,624
Vale SA	336,200	7,020,614
Via Varejo SA (a)	139,386	336,940
Weg SA	142,300	975,670
YDUQS Participacoes SA	26,300	142,704
TOTAL BRAZIL		31,927,781
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	10,013	207,670
Nomad Foods Ltd. (a)	15,474	404,181
TOTAL BRITISH VIRGIN ISLANDS		611,851
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	24,167	1,563,417
Air Canada (a)	32,372	648,167
Alamos Gold, Inc.	42,064	341,880
Algonquin Power & Utilities Corp.	57,968	923,697
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	83,178	3,352,855
AltaGas Ltd.	27,072	573,078
B2Gold Corp.	104,375	437,545
Ballard Power Systems, Inc. (a)	23,793	385,235
Bank of Montreal	63,318	6,269,375
Bank of Nova Scotia	118,403	7,390,223
Barrick Gold Corp. (Canada)	175,342	3,817,160
Bausch Health Cos., Inc. (Canada) (a)	29,937	875,842
BCE, Inc.	89,120	4,448,142
BlackBerry Ltd. (a)	49,417	503,043
Boralex, Inc. Class A	8,205	258,264
Boyd Group Services, Inc.	2,186	428,176
Brookfield Asset Management Reinsurance Partners Ltd. (a)	928	50,238
Brookfield Asset Management, Inc. (Canada) Class A	141,842	7,657,149
Brookfield Renewable Corp.	11,711	496,938
BRP, Inc.	4,255	356,505
CAE, Inc. (a)	27,227	830,821
Cameco Corp.	38,363	682,330
Canadian Apartment Properties (REIT) unit	17,115	855,338
Canadian Imperial Bank of Commerce	43,873	5,101,520
Canadian National Railway Co.	69,736	7,577,278
Canadian Natural Resources Ltd.	116,736	3,852,213
Canadian Pacific Railway Ltd.	65,318	4,850,160
Canadian Tire Ltd. Class A (non-vtg.)	5,540	852,315
Canadian Utilities Ltd. Class A (non-vtg.)	11,412	334,329
Capital Power Corp.	11,763	398,826
Cargojet, Inc.	1,625	252,946
CCL Industries, Inc. Class B	14,631	839,089
Cenovus Energy, Inc. (Canada)	121,421	1,013,139
CGI, Inc. Class A (sub. vtg.) (a)	21,794	1,982,527
Colliers International Group, Inc.	3,062	392,886
Constellation Software, Inc.	1,952	3,126,752
Descartes Systems Group, Inc. (Canada) (a)	8,380	607,812
Dollarama, Inc.	27,795	1,308,878
Element Fleet Management Corp.	44,203	505,946
Emera, Inc.	24,912	1,161,934
Empire Co. Ltd. Class A (non-vtg.)	16,652	546,836
Enbridge, Inc.	198,267	7,815,623
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,689	1,132,716
Finning International, Inc.	15,879	410,594
First Majestic Silver Corp.	19,033	260,262
First Quantum Minerals Ltd.	54,540	1,168,090
FirstService Corp.	3,608	672,032
Fortis, Inc.	46,576	2,112,272
Franco-Nevada Corp.	18,789	3,005,246
George Weston Ltd.	6,841	709,433
Gildan Activewear, Inc.	19,151	660,215
Great-West Lifeco, Inc.	26,789	806,075
Hydro One Ltd. (c)	29,694	733,068
iA Financial Corp, Inc.	10,521	582,045
Imperial Oil Ltd.	21,393	586,096
Intact Financial Corp.	14,096	1,920,744
Inter Pipeline Ltd.	40,965	656,044
Ivanhoe Mines Ltd. (a)	54,572	405,047
Keyera Corp.	22,286	596,627
Kinaxis, Inc. (a)	2,692	349,252
Kinross Gold Corp.	121,330	794,538
Kirkland Lake Gold Ltd.	26,800	1,146,024
Lightspeed POS, Inc. (Canada) (a)	8,579	734,606
Loblaw Companies Ltd.	15,638	1,057,909
Lundin Mining Corp.	62,236	567,188
Magna International, Inc. Class A (sub. vtg.)	26,991	2,262,952
Manulife Financial Corp.	190,828	3,689,301
Metro, Inc.	24,516	1,271,389
National Bank of Canada	33,305	2,549,130
Northland Power, Inc.	20,010	702,178
Nutrien Ltd.	56,056	3,332,987
Nuvei Corp. (c)	5,214	428,329
Onex Corp. (sub. vtg.)	7,403	564,304
Open Text Corp.	26,935	1,398,996
Pan American Silver Corp.	20,386	572,235
Parkland Corp.	14,711	468,238
Pembina Pipeline Corp.	54,447	1,799,771
Power Corp. of Canada (sub. vtg.)	56,831	1,813,891
Premium Brands Holdings Corp.	3,546	362,615
Primo Water Corp.	15,970	263,984
Quebecor, Inc. Class B (sub. vtg.)	16,648	435,549
Restaurant Brands International, Inc.	30,303	2,067,483
Ritchie Bros. Auctioneers, Inc.	10,673	637,163
Rogers Communications, Inc. Class B (non-vtg.)	34,684	1,770,341
Royal Bank of Canada	138,954	14,053,555
Saputo, Inc.	23,176	668,753
Shaw Communications, Inc. Class B	44,437	1,297,919
Shopify, Inc. Class A (a)	10,997	16,509,603
SNC-Lavalin Group, Inc.	16,687	444,059
SSR Mining, Inc.	20,671	336,509
Stantec, Inc.	10,691	497,702
Sun Life Financial, Inc.	57,675	3,003,945
Suncor Energy, Inc.	150,556	2,963,815
TC Energy Corp.	95,963	4,678,158
Teck Resources Ltd. Class B (sub. vtg.)	46,273	1,056,312
TELUS Corp.	132,570	2,944,465
TFI International, Inc. (Canada)	8,749	979,389
The Toronto-Dominion Bank	177,503	11,801,758
Thomson Reuters Corp.	16,539	1,752,530
Tilray, Inc. Class 2 (a)	26,018	379,968
TMX Group Ltd.	5,075	557,331
Toromont Industries Ltd.	8,048	680,106
Tourmaline Oil Corp.	26,410	721,004
Waste Connection, Inc. (Canada)	25,978	3,290,977
West Fraser Timber Co. Ltd.	7,749	555,834
Wheaton Precious Metals Corp.	44,460	2,053,727
WSP Global, Inc.	7,083	840,751
Yamana Gold, Inc.	94,358	422,781
TOTAL CANADA		205,614,337
Cayman Islands - 6.1%
21Vianet Group, Inc. ADR (a)	9,458	163,907
AAC Technology Holdings, Inc.	69,000	413,317
Airtac International Group	14,000	452,854
Akeso, Inc. (a)(c)	56,000	371,477
Alchip Technologies Ltd.	6,000	136,653
Alibaba Group Holding Ltd. sponsored ADR (a)	179,958	35,126,002
Anta Sports Products Ltd.	111,000	2,418,214
ASM Pacific Technology Ltd.	29,900	384,756
Autohome, Inc. ADR Class A	5,533	250,645
Baidu.com, Inc. sponsored ADR (a)	26,703	4,379,559
BeiGene Ltd. ADR (a)	3,883	1,229,319
Bilibili, Inc. ADR (a)(b)	21,880	1,872,490
BizLink Holding, Inc.	13,000	120,139
Chailease Holding Co. Ltd.	127,285	1,057,312
China Conch Venture Holdings Ltd.	159,500	581,873
China Feihe Ltd. (c)	274,000	526,059
China Literature Ltd. (a)(c)	34,600	320,570
China Mengniu Dairy Co. Ltd.	268,000	1,453,607
China Resources Land Ltd.	280,000	936,798
CIFI Holdings Group Co. Ltd.	369,976	222,810
CK Asset Holdings Ltd.	234,329	1,596,639
CK Hutchison Holdings Ltd.	263,500	1,925,944
Country Garden Holdings Co. Ltd.	712,140	696,456
Country Garden Services Holdings Co. Ltd.	173,000	1,403,608
Daqo New Energy Corp. ADR (a)	4,513	267,395
ENN Energy Holdings Ltd.	73,100	1,528,570
ESR Cayman Ltd. (a)(c)	101,400	356,218
Futu Holdings Ltd. ADR (a)(b)	6,197	634,945
Gaotu Techedu, Inc. ADR (a)(b)	11,891	37,932
GCL-Poly Energy Holdings Ltd. (a)(d)	1,563,000	398,235
GDS Holdings Ltd. ADR (a)	10,993	648,147
Geely Automobile Holdings Ltd.	559,000	1,866,654
General Interface Solution Holding Ltd.	22,000	92,181
Hansoh Pharmaceutical Group Co. Ltd. (c)	106,000	379,879
Hengan International Group Co. Ltd.	65,500	388,980
Himax Technologies, Inc. sponsored ADR (b)	11,901	162,687
Huazhu Group Ltd. ADR (a)	13,830	622,073
Innovent Biologics, Inc. (a)(c)	83,000	846,432
iQIYI, Inc. ADR (a)(b)	32,151	358,805
JD.com, Inc. sponsored ADR (a)	87,926	6,232,195
JOYY, Inc. ADR	5,507	294,349
KE Holdings, Inc. ADR (a)	15,675	344,693
Kingboard Chemical Holdings Ltd.	64,000	335,188
Kingdee International Software Group Co. Ltd. (a)	240,000	747,380
Kingsoft Corp. Ltd.	95,000	442,534
Kuaishou Technology Class B (c)	83,200	1,178,760
Li Ning Co. Ltd.	202,500	2,134,144
Longfor Properties Co. Ltd. (c)	160,000	746,350
Meituan Class B (a)(c)	409,000	11,317,614
Melco Crown Entertainment Ltd. sponsored ADR (a)	19,774	275,254
Microport Scientific Corp.	63,000	474,659
Ming Yuan Cloud Group Holdings Ltd.	57,000	212,710
Minth Group Ltd.	70,000	295,452
Momo, Inc. ADR	15,658	194,003
NetEase, Inc. ADR	39,368	4,023,803
New Oriental Education & Technology Group, Inc. sponsored ADR	147,706	320,522
NIO, Inc. sponsored ADR (a)	126,571	5,655,192
PagSeguro Digital Ltd. (a)(b)	17,233	955,398
Parade Technologies Ltd.	7,000	430,259
Pinduoduo, Inc. ADR (a)	34,246	3,137,276
Ping An Healthcare and Technology Co. Ltd. (a)(c)	56,200	524,311
Pop Mart International Group Ltd. (c)	26,200	191,835
RLX Technology, Inc. ADR (b)	10,464	45,623
Sands China Ltd. (a)	235,200	803,557
Sapiens International Corp. NV	3,012	76,174
Sea Ltd. ADR (a)	35,139	9,703,986
Shenzhou International Group Holdings Ltd.	74,100	1,644,522
Shimao Property Holdings Ltd.	119,500	235,582
Silicon Motion Tech Corp. sponsored ADR	3,421	256,541
Sino Biopharmaceutical Ltd.	1,033,500	877,747
SITC International Holdings Co. Ltd.	130,000	535,313
Smoore International Holdings Ltd. (c)	164,000	704,864
StoneCo Ltd. Class A (a)	19,608	1,153,735
Sunac China Holdings Ltd.	243,000	630,080
Sunac Services Holdings Ltd. (c)	82,000	221,589
Sunny Optical Technology Group Co. Ltd.	69,900	2,115,579
TAL Education Group ADR (a)	39,425	239,310
Tencent Holdings Ltd.	591,200	35,654,177
Tencent Music Entertainment Group ADR (a)	40,147	424,354
Tingyi (Cayman Islands) Holding Corp.	182,000	327,879
Trip.com Group Ltd. ADR (a)	44,963	1,165,891
Vipshop Holdings Ltd. ADR (a)	37,354	621,197
Want Want China Holdings Ltd.	603,000	406,596
Weibo Corp. sponsored ADR (a)	5,826	328,586
Weimob, Inc. (a)(c)	165,000	222,940
WH Group Ltd. (c)	914,000	757,437
Wharf Real Estate Investment Co. Ltd.	165,000	931,040
Wuxi Biologics (Cayman), Inc. (a)(c)	317,500	4,849,577
Xinyi Glass Holdings Ltd.	252,000	940,401
Xinyi Solar Holdings Ltd.	413,097	829,261
XPeng, Inc. ADR (a)	15,962	646,940
Yadea Group Holdings Ltd. (c)	90,000	154,495
Yihai International Holding Ltd.	40,000	240,634
Zai Lab Ltd. ADR (a)	7,323	1,058,979
Zhen Ding Technology Holding Ltd.	61,000	228,946
Zhongsheng Group Holdings Ltd. Class H	47,500	436,422
ZTO Express, Inc. sponsored ADR	61,944	1,676,205
TOTAL CAYMAN ISLANDS		178,240,181
Chile - 0.1%
Aguas Andinas SA	203,700	41,417
Banco de Chile	4,832,055	442,528
Banco de Credito e Inversiones	4,988	205,729
Banco Santander Chile	5,527,236	272,762
CAP SA	7,719	133,755
Cencosud SA	118,683	215,257
Colbun SA	505,813	73,984
Compania Cervecerias Unidas SA	13,711	148,134
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,946	38,228
Empresas CMPC SA	98,054	211,901
Empresas COPEC SA	33,871	292,343
Enel Americas SA	1,712,639	238,023
Enel Chile SA	3,008,281	156,145
Falabella SA	67,113	260,887
Parque Arauco SA (a)	74,549	94,405
TOTAL CHILE		2,825,498
China - 1.4%
Agricultural Bank of China Ltd. (H Shares)	2,784,000	927,863
Anhui Conch Cement Co. Ltd. (H Shares)	117,000	559,319
Bank of China Ltd. (H Shares)	7,488,000	2,602,008
Bank of Communications Co. Ltd. (H Shares)	2,093,000	1,211,983
BYD Co. Ltd. (H Shares)	73,207	2,262,715
China CITIC Bank Corp. Ltd. (H Shares)	1,144,000	512,295
China Construction Bank Corp. (H Shares)	9,626,000	6,704,931
China International Capital Corp. Ltd. (H Shares) (c)	132,400	304,628
China Life Insurance Co. Ltd. (H Shares)	732,000	1,220,057
China Longyuan Power Grid Corp. Ltd. (H Shares)	300,000	560,535
China Merchants Bank Co. Ltd. (H Shares)	368,500	2,807,204
China Minsheng Banking Corp. Ltd. (H Shares)	569,500	231,577
China National Building Materials Co. Ltd. (H Shares)	374,000	404,264
China Pacific Insurance (Group) Co. Ltd. (H Shares)	274,600	773,855
China Petroleum & Chemical Corp. (H Shares)	2,510,000	1,147,749
China Shenhua Energy Co. Ltd. (H Shares)	328,000	620,449
China Tower Corp. Ltd. (H Shares) (c)	4,452,000	590,075
China Vanke Co. Ltd. (H Shares)	179,800	468,521
CITIC Securities Co. Ltd. (H Shares)	217,500	484,195
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	60,400	383,953
Great Wall Motor Co. Ltd. (H Shares)	304,500	1,463,500
Guangzhou Automobile Group Co. Ltd. (H Shares)	278,000	240,397
Haier Smart Home Co. Ltd.	183,400	627,763
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	12,200	236,428
Industrial & Commercial Bank of China Ltd. (H Shares)	7,269,000	4,036,428
New China Life Insurance Co. Ltd. (H Shares)	78,400	214,383
Nongfu Spring Co. Ltd. (H Shares) (c)	150,600	775,175
PetroChina Co. Ltd. (H Shares)	2,042,000	853,029
PICC Property & Casualty Co. Ltd. (H Shares)	660,000	533,357
Ping An Insurance Group Co. of China Ltd. (H Shares)	539,500	4,721,081
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	872,000	563,294
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	228,000	408,403
Sinopharm Group Co. Ltd. (H Shares)	130,400	342,312
Tsingtao Brewery Co. Ltd. (H Shares)	42,000	331,302
Weichai Power Co. Ltd. (H Shares)	191,000	417,827
WuXi AppTec Co. Ltd. (H Shares) (c)	37,084	819,831
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	53,200	414,858
Zijin Mining Group Co. Ltd. (H Shares)	554,000	785,608
TOTAL CHINA		42,563,152
Colombia - 0.0%
Bancolombia SA	30,408	212,495
Grupo de Inversiones Suramerica SA	23,757	105,981
Interconexion Electrica SA ESP	40,328	226,910
TOTAL COLOMBIA		545,386
Czech Republic - 0.0%
CEZ A/S	16,370	454,577
Komercni Banka A/S (a)	6,853	254,690
MONETA Money Bank A/S (a)(c)	43,521	176,927
TOTAL CZECH REPUBLIC		886,194
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	299	799,590
Series B	627	1,740,065
Ambu A/S Series B	16,595	613,944
Ascendis Pharma A/S sponsored ADR (a)	4,273	505,026
Carlsberg A/S Series B	10,035	1,855,459
Christian Hansen Holding A/S	9,870	887,686
Coloplast A/S Series B	11,670	2,134,506
Danske Bank A/S	67,584	1,185,495
Demant A/S (a)	9,912	605,847
DSV Panalpina A/S	20,074	4,891,257
Genmab A/S (a)	6,442	2,912,306
GN Store Nord A/S	13,725	1,202,880
Novo Nordisk A/S Series B	163,292	15,116,162
Novozymes A/S Series B	20,677	1,624,551
ORSTED A/S (c)	17,792	2,642,556
Pandora A/S	9,855	1,276,074
Royal Unibrew A/S	4,055	549,633
SimCorp A/S	3,898	541,779
Tryg A/S	29,380	726,418
Vestas Wind Systems A/S	99,236	3,658,645
TOTAL DENMARK		45,469,879
Egypt - 0.0%
Commercial International Bank SAE (a)	139,772	508,270

Finland - 0.9%
Elisa Corp. (A Shares)	14,607	938,807
Fortum Corp.	42,890	1,182,411
Huhtamaki Oyj	9,099	484,745
Kesko Oyj	27,028	1,159,040
Kojamo OYJ	12,793	315,047
Kone OYJ (B Shares)	39,365	3,260,366
Metso Outotec Oyj	67,781	769,960
Neste Oyj	42,245	2,596,862
Nokia Corp. (a)	556,257	3,417,835
Nokian Tyres PLC	12,385	522,437
Nordea Bank ABP (Stockholm Stock Exchange)	331,591	3,883,067
Orion Oyj (B Shares)	10,569	449,970
Sampo Oyj (A Shares)	49,164	2,368,991
Stora Enso Oyj (R Shares)	59,332	1,174,333
TietoEVRY Oyj	10,452	351,627
UPM-Kymmene Corp.	52,687	2,152,498
Valmet Corp.	13,393	558,126
Wartsila Corp.	46,582	701,223
TOTAL FINLAND		26,287,345
France - 5.8%
Air Liquide SA	46,193	8,033,360
Alstom SA	27,766	1,151,492
Arkema SA	6,435	818,695
Atos Origin SA	9,401	449,646
AXA SA	203,235	5,263,187
BNP Paribas SA	112,475	6,858,635
Bouygues SA	22,258	857,851
Bureau Veritas SA	27,252	900,003
Capgemini SA	15,652	3,383,869
Carrefour SA	57,181	1,062,233
Compagnie de St. Gobain	52,034	3,719,304
Compagnie Generale des Etablissements Michelin SCA Series B	17,415	2,844,610
Credit Agricole SA	131,625	1,836,208
Danone SA	67,189	4,941,991
Dassault Systemes SA	66,645	3,677,761
Edenred SA	24,149	1,403,118
Eiffage SA	8,049	820,566
ENGIE	174,812	2,333,336
Essilor International SA	29,105	5,495,127
Faurecia SA	4,102	183,107
Gecina SA	5,230	830,417
Hermes International SCA	3,389	5,182,039
Kering SA	7,211	6,468,572
L'Oreal SA	23,512	10,756,594
Legrand SA	26,145	2,946,435
LVMH Moet Hennessy Louis Vuitton SE	26,137	20,927,043
Orange SA	200,630	2,232,840
Orpea	5,290	671,767
Pernod Ricard SA	19,739	4,357,604
Publicis Groupe SA	23,609	1,490,489
Renault SA (a)	20,136	764,960
Safran SA	34,323	4,492,002
Sanofi SA	112,257	11,570,703
Sartorius Stedim Biotech	2,356	1,345,140
Schneider Electric SA	52,684	8,823,965
Societe Generale Series A	78,111	2,287,538
Sodexo SA (a)	8,136	693,931
SR Teleperformance SA	5,725	2,414,980
Suez Environnement SA	39,193	914,511
Thales SA	10,288	1,080,066
Total SA	244,989	10,683,170
Ubisoft Entertainment SA (a)	7,724	489,654
Valeo SA	23,378	676,110
Veolia Environnement SA	52,516	1,724,384
VINCI SA	47,893	5,068,294
Vivendi SA	84,793	2,864,855
Worldline SA (a)(c)	22,226	2,080,509
TOTAL FRANCE		169,872,671
Germany - 4.9%
adidas AG	18,046	6,552,703
Allianz SE	40,205	10,015,568
BASF AG	89,871	7,061,931
Bayer AG	96,427	5,745,029
Bayerische Motoren Werke AG (BMW)	31,196	3,104,085
Bechtle AG	2,719	561,706
Beiersdorf AG	9,658	1,147,399
Brenntag AG	15,008	1,499,033
Carl Zeiss Meditec AG	3,524	785,069
Commerzbank AG (a)	98,545	635,931
Continental AG	10,584	1,438,834
Covestro AG (c)	17,742	1,141,980
Daimler AG (Germany)	81,636	7,290,168
Delivery Hero AG (a)(c)	15,419	2,308,298
Deutsche Bank AG (a)	203,300	2,570,333
Deutsche Borse AG	18,547	3,096,694
Deutsche Post AG	95,781	6,491,198
Deutsche Telekom AG	315,817	6,554,521
Deutsche Wohnen SE (Bearer)	35,265	2,202,095
E.ON AG	220,674	2,715,125
Evonik Industries AG	18,549	644,710
Evotec OAI AG (a)	12,885	534,663
Fresenius Medical Care AG & Co. KGaA	19,763	1,557,745
Fresenius SE & Co. KGaA	40,536	2,131,164
GEA Group AG	15,801	700,836
Hannover Reuck SE	5,890	991,457
HeidelbergCement AG	14,431	1,280,142
HelloFresh AG (a)	14,267	1,338,368
Henkel AG & Co. KGaA	9,818	892,712
Infineon Technologies AG	127,850	4,885,682
KION Group AG	6,913	733,949
Knorr-Bremse AG	6,440	729,264
Lanxess AG	8,696	629,872
LEG Immobilien AG	6,831	1,080,572
Merck KGaA	12,744	2,610,048
MTU Aero Engines AG	5,286	1,323,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,719	3,708,882
Puma AG	9,876	1,212,544
Rational AG	440	478,002
Rheinmetall AG	4,237	406,916
RWE AG	66,692	2,374,193
SAP SE	106,864	15,336,205
Scout24 AG (c)	10,267	879,584
Siemens AG	79,002	12,326,932
Siemens Healthineers AG (c)	27,559	1,820,283
Symrise AG	12,596	1,857,291
TAG Immobilien AG	14,823	491,994
TeamViewer AG (a)(c)	15,433	519,015
Thyssenkrupp AG	39,125	390,232
United Internet AG	11,167	462,315
Vonovia SE	55,294	3,684,987
Zalando SE (a)(c)	20,754	2,308,318
TOTAL GERMANY		143,240,283
Greece - 0.1%
Alpha Bank AE (a)	117,620	151,891
EFG Eurobank Ergasias SA (a)	250,915	236,630
Hellenic Telecommunications Organization SA	22,774	415,501
Jumbo SA	9,656	153,489
Motor Oil (HELLAS) Corinth Refineries SA	5,938	95,516
Mytilineos SA	10,462	194,101
National Bank of Greece SA (a)	52,519	148,899
OPAP SA	18,871	272,658
Public Power Corp. of Greece (a)	10,731	115,203
Terna Energy SA	4,106	55,234
TOTAL GREECE		1,839,122
Hong Kong - 1.6%
AIA Group Ltd.	1,183,200	14,157,892
Bank of East Asia Ltd.	145,387	239,470
BOC Hong Kong (Holdings) Ltd.	346,000	1,113,091
BYD Electronic International Co. Ltd.	61,000	308,487
China Evergrande New Energy Vehicle Group Ltd. (a)(b)	217,000	349,047
China Overseas Land and Investment Ltd.	365,000	765,588
China Resources Beer Holdings Co. Ltd.	132,000	987,730
China Taiping Insurance Group Ltd.	130,400	183,238
CLP Holdings Ltd.	157,500	1,625,435
CSPC Pharmaceutical Group Ltd.	890,160	1,200,450
Fosun International Ltd.	239,500	316,821
Galaxy Entertainment Group Ltd. (a)	210,000	1,424,114
Guangdong Investment Ltd.	278,000	389,214
Hang Lung Properties Ltd.	178,000	460,395
Hang Seng Bank Ltd.	69,800	1,339,207
Henderson Land Development Co. Ltd.	128,500	574,609
Hong Kong & China Gas Co. Ltd.	1,097,393	1,784,733
Hong Kong Exchanges and Clearing Ltd.	116,553	7,439,090
Lenovo Group Ltd.	624,000	581,350
Link (REIT)	203,742	1,947,978
MTR Corp. Ltd.	148,113	877,683
New World Development Co. Ltd.	137,000	649,640
Power Assets Holdings Ltd.	130,500	843,003
Sino Land Ltd.	292,728	448,256
Sun Hung Kai Properties Ltd.	149,500	2,141,170
Techtronic Industries Co. Ltd.	169,000	3,020,673
Vitasoy International Holdings Ltd.	88,000	246,862
Wharf Holdings Ltd.	148,000	501,830
TOTAL HONG KONG		45,917,056
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	50,305	400,901
OTP Bank PLC (a)	21,753	1,173,226
Richter Gedeon PLC	14,212	390,069
TOTAL HUNGARY		1,964,196
India - 2.8%
Adani Green Energy Ltd. (a)	30,404	360,831
Adani Ports & Special Economic Zone Ltd.	70,187	636,789
Apollo Hospitals Enterprise Ltd.	9,514	516,373
Asian Paints Ltd.	44,339	1,764,441
Aurobindo Pharma Ltd.	28,826	355,403
Avenue Supermarts Ltd. (a)(c)	14,216	669,425
Axis Bank Ltd. (a)	259,287	2,472,423
Bajaj Auto Ltd.	12,487	643,233
Bajaj Finance Ltd.	26,049	2,182,246
Bajaj Finserv Ltd.	5,986	1,145,145
Bharat Petroleum Corp. Ltd.	76,789	460,155
Bharti Airtel Ltd.	237,545	1,794,604
Britannia Industries Ltd.	11,582	533,333
Cipla Ltd. (a)	52,103	644,809
Coal India Ltd.	201,214	387,848
Divi's Laboratories Ltd.	12,189	804,380
Dr. Reddy's Laboratories Ltd.	11,894	754,398
Eicher Motors Ltd.	13,417	456,642
HCL Technologies Ltd.	106,608	1,469,770
HDFC Standard Life Insurance Co. Ltd. (c)	75,123	671,013
Hero Motocorp Ltd.	12,478	463,799
Hindalco Industries Ltd.	141,985	849,502
Hindustan Unilever Ltd.	87,453	2,744,747
Housing Development Finance Corp. Ltd.	176,535	5,796,719
ICICI Bank Ltd.	677,483	6,219,537
Indian Oil Corp. Ltd.	241,588	335,198
Info Edge India Ltd.	6,797	476,773
Infosys Ltd.	358,241	7,814,982
ITC Ltd.	858,395	2,366,421
JSW Steel Ltd.	98,128	972,720
Kotak Mahindra Bank Ltd. (a)	128,424	2,858,569
Larsen & Toubro Ltd.	118,651	2,555,888
Mahindra & Mahindra Ltd.	95,808	957,648
Maruti Suzuki India Ltd.	13,105	1,230,003
NTPC Ltd.	454,829	723,140
Oil & Natural Gas Corp. Ltd.	348,476	540,455
Power Grid Corp. of India Ltd.	245,622	565,459
Power Grid Corporation of India Ltd. (a)	81,874	188,486
Reliance Industries Ltd.	316,408	8,662,293
Shriram Transport Finance Co. Ltd.	18,007	336,701
State Bank of India	376,979	2,189,560
Sun Pharmaceutical Industries Ltd.	106,535	1,109,078
Tata Consultancy Services Ltd.	101,259	4,314,201
Tata Consumer Products Ltd.	59,973	610,068
Tata Motors Ltd. (a)	181,924	721,140
Tata Steel Ltd.	70,647	1,362,984
Tech Mahindra Ltd.	61,564	1,001,631
Titan Co. Ltd.	40,123	925,338
Ultratech Cement Ltd.	11,385	1,166,808
UPL Ltd.	55,118	599,456
Vedanta Ltd.	121,664	493,981
Wipro Ltd.	137,743	1,087,866
TOTAL INDIA		80,964,412
Indonesia - 0.3%
Perusahaan Gas Negara Tbk PT Series B (a)	1,088,200	73,362
PT ACE Hardware Indonesia Tbk	489,200	44,650
PT Adaro Energy Tbk	1,418,800	130,966
PT Aneka Tambang Tbk	820,200	142,915
PT Astra International Tbk	1,984,100	647,533
PT Bank Central Asia Tbk	1,103,200	2,276,959
PT Bank Mandiri (Persero) Tbk	1,803,700	710,705
PT Bank Negara Indonesia (Persero) Tbk	696,200	230,101
PT Bank Rakyat Indonesia Tbk	5,300,400	1,359,799
PT Barito Pacific Tbk	2,392,400	160,458
PT Bukit Asam Tbk	455,700	70,265
PT Bumi Serpong Damai Tbk (a)	888,000	57,409
PT Charoen Pokphand Indonesia Tbk	683,800	289,596
PT Ciputra Development Tbk	865,900	51,789
PT Gudang Garam Tbk	46,600	105,686
PT Indah Kiat Pulp & Paper Tbk	239,900	112,797
PT Indocement Tunggal Prakarsa Tbk	159,900	97,294
PT Indofood CBP Sukses Makmur Tbk	207,100	116,348
PT Indofood Sukses Makmur Tbk	433,000	181,882
PT Jasa Marga Tbk	171,100	46,613
PT Kalbe Farma Tbk	2,011,100	175,211
PT Merdeka Copper Gold Tbk (a)	914,300	187,127
PT Mitra Keluarga Karyasehat Tbk	432,700	77,490
PT Pabrik Kertas Tjiwi Kimia Tbk	96,000	45,303
PT Sarana Menara Nusantara Tbk	2,510,400	254,295
PT Semen Gresik (Persero) Tbk	270,600	144,071
PT Surya Citra Media Tbk (a)	593,100	94,322
PT Telekomunikasi Indonesia Tbk Series B	4,566,800	1,023,689
PT Tower Bersama Infrastructure Tbk	872,900	193,743
PT United Tractors Tbk	145,300	196,412
PT Vale Indonesia Tbk	153,900	58,527
PT XL Axiata Tbk	391,600	72,837
TOTAL INDONESIA		9,430,154
Ireland - 0.6%
Bank Ireland Group PLC (a)	93,637	497,180
CRH PLC	76,269	3,811,857
DCC PLC (United Kingdom)	10,039	840,881
Flutter Entertainment PLC (a)	5,259	899,131
Flutter Entertainment PLC (Ireland) (a)	9,849	1,681,238
ICON PLC (a)	7,773	1,890,938
James Hardie Industries PLC CDI	43,537	1,461,056
Kerry Group PLC Class A	14,950	2,216,805
Kingspan Group PLC (Ireland)	15,093	1,641,803
Ryanair Holdings PLC sponsored ADR (a)	19,700	2,148,088
Smurfit Kappa Group PLC	25,189	1,421,413
UDG Healthcare PLC (United Kingdom)	24,372	365,195
TOTAL IRELAND		18,875,585
Isle of Man - 0.1%
Entain PLC (a)	57,510	1,452,090
NEPI Rockcastle PLC	40,477	273,784
TOTAL ISLE OF MAN		1,725,874
Israel - 0.5%
Airport City Ltd. (a)	7,413	126,566
Alony Hetz Properties & Investments Ltd.	14,261	194,911
Amot Investments Ltd.	14,809	98,223
Azrieli Group	3,628	290,016
Bank Hapoalim BM (Reg.)	107,888	861,101
Bank Leumi le-Israel BM (a)	142,546	1,092,742
Bezeq The Israel Telecommunication Corp. Ltd. (a)	198,709	212,571
Check Point Software Technologies Ltd. (a)	10,899	1,385,263
Clal Insurance Enterprises Holdings Ltd. (a)	5,179	103,308
Cognyte Software Ltd. (a)	6,108	158,625
Compugen Ltd. (a)(b)	9,501	64,512
CyberArk Software Ltd. (a)(b)	3,785	537,584
Danel Adir Yeoshua Ltd.	521	111,227
Elbit Systems Ltd. (Israel)	2,510	332,027
Electra Israel Ltd.	173	97,260
Energix-Renewable Energies Ltd.	20,723	81,674
Enlight Renewable Energy Ltd. (a)	89,314	199,378
First International Bank of Israel (a)	4,594	145,956
Formula Systems (1985) Ltd.	897	79,058
Gav-Yam Lands Corp. Ltd.	15,348	145,337
Harel Insurance Investments and Financial Services Ltd.	12,544	119,367
Icl Group Ltd.	66,559	484,908
InMode Ltd. (a)	1,624	184,600
Israel Corp. Ltd. (Class A) (a)	377	120,127
Israel Discount Bank Ltd. (Class A) (a)	116,879	549,593
Kornit Digital Ltd. (a)	4,225	558,376
Melisron Ltd. (a)	1,768	130,720
Mivne Real Estate KD Ltd.	52,977	158,562
Mizrahi Tefahot Bank Ltd. (a)	13,893	421,797
Nano Dimension Ltd. ADR (a)(b)	24,907	157,661
NICE Systems Ltd. (a)	6,137	1,718,360
Nova Ltd. (a)	2,482	238,026
Paz Oil Co. Ltd. (a)	794	95,796
Plus500 Ltd.	10,669	207,767
Radware Ltd. (a)	3,498	112,741
Reit 1 Ltd.	21,377	116,987
Shapir Engineering and Industry Ltd.	14,576	108,356
Shikun & Binui Ltd. (a)	22,653	128,735
Shufersal Ltd.	18,213	146,436
Strauss Group Ltd.	5,558	154,145
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	105,513	1,018,200
The Phoenix Holdings Ltd.	15,074	144,281
Tower Semiconductor Ltd. (a)	10,845	295,574
Wix.com Ltd. (a)	5,463	1,631,470
TOTAL ISRAEL		15,319,924
Italy - 1.2%
A2A SpA	144,934	307,837
Amplifon SpA	8,399	415,271
Assicurazioni Generali SpA	119,232	2,383,246
Atlantia SpA (a)	49,982	907,155
Azimut Holding SpA	11,889	306,324
Banco BPM SpA	151,528	455,487
Buzzi Unicem SpA	9,677	255,989
DiaSorin SpA	1,936	393,060
Enel SpA	755,591	6,963,179
Eni SpA	246,776	2,918,279
FinecoBank SpA (a)	59,243	1,062,237
Hera SpA	75,061	319,480
Infrastrutture Wireless Italiane SpA (c)	31,163	352,592
Interpump Group SpA	7,781	485,971
Intesa Sanpaolo SpA	1,706,424	4,714,078
Italgas SpA	49,032	332,350
Leonardo SpA (a)	37,609	296,056
Mediobanca SpA (a)	70,727	829,434
Moncler SpA	19,653	1,352,176
Nexi SpA (a)(c)	35,144	753,747
Pirelli & C. SpA (c)	42,779	258,706
Poste Italiane SpA (c)	44,074	583,999
Prada SpA	48,000	374,925
Prysmian SpA	25,809	925,213
Recordati SpA	10,211	632,046
Reply SpA	2,202	393,647
Snam Rete Gas SpA	206,547	1,250,564
Telecom Italia SpA	1,085,858	477,756
Telecom Italia SpA (Risparmio Shares)	613,421	286,338
Terna SpA	134,760	1,071,695
UniCredit SpA	209,052	2,506,662
TOTAL ITALY		34,565,499
Japan - 15.7%
ACOM Co. Ltd.	44,700	182,948
Activia Properties, Inc.	64	290,233
Advance Residence Investment Corp.	133	452,810
Advantest Corp.	19,600	1,730,308
Aeon (REIT) Investment Corp.	144	209,361
AEON Co. Ltd.	85,700	2,345,167
AGC, Inc.	21,900	936,513
Aica Kogyo Co. Ltd.	6,600	231,621
Ain Holdings, Inc.	2,900	176,583
Air Water, Inc.	22,600	336,821
Aisin Seiki Co. Ltd.	18,100	728,422
Ajinomoto Co., Inc.	53,900	1,373,206
Alfresa Holdings Corp.	21,300	322,689
Alps Electric Co. Ltd.	20,200	210,260
Amada Co. Ltd.	37,400	384,402
Ana Holdings, Inc. (a)	46,700	1,094,330
Anritsu Corp.	13,700	238,521
Aozora Bank Ltd.	11,700	263,343
As One Corp.	1,500	202,908
Asahi Group Holdings	47,300	2,128,241
ASAHI INTECC Co. Ltd.	22,100	595,887
Asahi Kasei Corp.	137,400	1,498,336
Asics Corp.	18,200	399,486
Astellas Pharma, Inc.	182,700	2,909,933
Azbil Corp.	12,800	496,459
Bandai Namco Holdings, Inc.	22,000	1,423,492
Bank of Kyoto Ltd.	7,500	322,000
BayCurrent Consulting, Inc.	1,300	515,473
Benefit One, Inc.	7,500	246,115
Bic Camera, Inc.	14,900	153,339
Bridgestone Corp.	59,800	2,634,482
Brother Industries Ltd.	25,900	522,934
Calbee, Inc.	10,600	243,103
Canon, Inc.	104,300	2,401,828
Capcom Co. Ltd.	16,200	443,745
Casio Computer Co. Ltd.	22,400	365,098
Central Japan Railway Co.	20,200	2,938,388
Chiba Bank Ltd.	73,600	418,687
Chubu Electric Power Co., Inc.	68,300	819,639
Chugai Pharmaceutical Co. Ltd.	62,700	2,310,529
Chugoku Electric Power Co., Inc.	33,400	302,017
Coca-Cola West Co. Ltd.	14,200	230,917
COMSYS Holdings Corp.	12,400	344,628
Concordia Financial Group Ltd.	118,600	424,563
Cosmos Pharmaceutical Corp.	2,000	338,909
CyberAgent, Inc.	39,500	710,939
Dai Nippon Printing Co. Ltd.	27,200	640,977
Dai-ichi Mutual Life Insurance Co.	112,000	2,061,364
Daicel Chemical Industries Ltd.	26,100	216,023
Daifuku Co. Ltd.	12,400	1,104,307
Daiichi Sankyo Kabushiki Kaisha	180,000	3,564,776
Daikin Industries Ltd.	28,700	5,993,499
Daio Paper Corp.	12,700	217,638
Daito Trust Construction Co. Ltd.	6,600	772,472
Daiwa House Industry Co. Ltd.	65,100	1,995,981
Daiwa House REIT Investment Corp.	192	570,548
Daiwa Office Investment Corp.	31	223,235
Daiwa Securities Group, Inc.	149,600	786,648
Daiwa Securities Living Invest	212	232,668
Denka Co. Ltd.	8,600	297,629
DENSO Corp.	50,800	3,490,019
Dentsu Group, Inc.	23,300	809,768
Dic Corp.	8,100	218,895
Disco Corp.	2,900	823,436
Dmg Mori Co. Ltd.	12,200	188,830
Dowa Holdings Co. Ltd.	5,800	225,380
East Japan Railway Co.	37,000	2,465,028
Ebara Corp.	8,300	410,560
Eisai Co. Ltd.	29,100	2,393,558
Electric Power Development Co. Ltd.	17,100	250,955
ENEOS Holdings, Inc.	317,600	1,334,109
Ezaki Glico Co. Ltd.	5,500	205,050
Fancl Corp.	7,800	246,716
FANUC Corp.	18,600	4,165,800
Fast Retailing Co. Ltd.	6,300	4,272,679
Food & Life Companies Ltd.	10,800	438,084
FP Corp.	5,100	195,716
Freee KK (a)	3,700	317,032
Frontier Real Estate Investment Corp.	47	217,638
Fuji Corp.	8,400	196,246
Fuji Electric Co. Ltd.	14,400	630,193
FUJIFILM Holdings Corp.	39,100	2,805,926
Fujitsu Ltd.	18,200	3,096,373
Fukuoka Financial Group, Inc.	18,900	318,562
Furukawa Electric Co. Ltd.	6,300	162,226
GLP J-REIT	418	748,708
GMO Internet, Inc.	6,800	178,577
GMO Payment Gateway, Inc.	4,200	538,280
GOLDWIN, Inc.	3,200	199,225
GS Yuasa Corp.	8,900	228,649
Hakuhodo DY Holdings, Inc.	29,300	443,887
Hamamatsu Photonics K.K.	14,100	780,156
Hankyu Hanshin Holdings, Inc.	24,600	723,167
Harmonic Drive Systems, Inc.	3,700	203,710
Haseko Corp.	22,700	307,183
Hikari Tsushin, Inc.	2,000	345,107
Hino Motors Ltd.	28,300	248,097
Hirose Electric Co. Ltd.	3,300	491,819
Hisamitsu Pharmaceutical Co., Inc.	8,500	369,969
Hitachi Construction Machinery Co. Ltd.	10,300	291,031
Hitachi Ltd.	94,700	5,447,070
Hitachi Metals Ltd.	19,400	378,256
Honda Motor Co. Ltd.	168,200	5,402,226
Horiba Ltd.	3,600	245,786
Hoshizaki Corp.	5,800	484,809
House Foods Group, Inc.	7,900	245,198
Hoya Corp.	36,500	5,125,404
Hulic Co. Ltd.	48,900	554,056
Ibiden Co. Ltd.	13,200	694,262
Idemitsu Kosan Co. Ltd.	24,257	571,007
IHI Corp. (a)	15,000	346,950
Iida Group Holdings Co. Ltd.	17,600	421,932
Industrial & Infrastructure Fund Investment Corp.	195	376,651
Infomart Corp.	21,700	178,221
INPEX Corp.	104,600	741,882
Invincible Investment Corp.	626	245,652
Isetan Mitsukoshi Holdings Ltd.	36,800	249,191
Isuzu Motors Ltd.	61,000	813,721
ITO EN Ltd.	6,400	376,282
Itochu Corp.	137,500	4,069,895
ITOCHU Techno-Solutions Corp.	9,300	284,413
Iwatani Corp.	5,300	302,912
Iyo Bank Ltd.	27,900	137,332
J. Front Retailing Co. Ltd.	25,500	214,878
Japan Airlines Co. Ltd. (a)	43,800	911,494
Japan Airport Terminal Co. Ltd. (a)	8,100	347,760
Japan Exchange Group, Inc.	52,800	1,200,937
Japan Hotel REIT Investment Corp.	458	278,461
Japan Logistics Fund, Inc.	93	281,870
Japan Post Holdings Co. Ltd.	146,300	1,241,859
Japan Post Insurance Co. Ltd.	19,600	346,245
Japan Prime Realty Investment Corp.	93	362,828
Japan Real Estate Investment Corp.	133	832,879
Japan Retail Fund Investment Corp.	679	708,678
Japan Steel Works Ltd.	7,400	182,039
Japan Tobacco, Inc.	106,900	2,088,858
JCR Pharmaceuticals Co. Ltd.	7,000	196,846
JFE Holdings, Inc.	56,000	680,946
JGC Corp.	25,400	228,668
JSR Corp.	21,400	712,976
JTEKT Corp.	24,100	228,976
Justsystems Corp.	3,000	173,648
K's Holdings Corp.	17,300	203,585
Kadokawa Corp.	5,600	217,711
Kagome Co. Ltd.	9,700	248,457
Kajima Corp.	47,700	614,032
Kakaku.com, Inc.	12,500	339,205
Kamigumi Co. Ltd.	9,800	205,639
Kaneka Corp.	6,600	260,198
Kansai Electric Power Co., Inc.	79,200	747,084
Kansai Paint Co. Ltd.	25,100	613,400
Kao Corp.	47,200	2,841,975
Kawasaki Heavy Industries Ltd. (a)	16,200	340,024
KDDI Corp.	160,200	4,899,493
Keihan Electric Railway Co., Ltd.	10,600	289,868
Keikyu Corp.	28,200	333,141
Keio Corp.	11,700	655,366
Keisei Electric Railway Co.	17,100	509,282
Kenedix Office Investment Corp.	44	323,668
Kewpie Corp.	12,200	273,570
Keyence Corp.	18,300	10,132,100
Kikkoman Corp.	19,100	1,169,626
Kinden Corp.	13,000	209,626
Kintetsu Group Holdings Co. Ltd. (a)	18,400	618,058
Kirin Holdings Co. Ltd.	85,500	1,563,864
Kobayashi Pharmaceutical Co. Ltd.	5,500	437,172
Kobe Bussan Co. Ltd.	11,900	399,722
Koei Tecmo Holdings Co. Ltd.	5,640	264,250
Koito Manufacturing Co. Ltd.	12,500	758,853
Komatsu Ltd.	96,000	2,405,668
Konami Holdings Corp.	9,700	537,240
Konica Minolta, Inc.	49,600	255,066
Kose Corp.	3,300	518,892
Kubota Corp.	112,800	2,358,814
Kuraray Co. Ltd.	36,700	340,781
Kurita Water Industries Ltd.	10,400	502,438
Kyocera Corp.	34,400	2,125,640
Kyowa Exeo Corp.	11,400	281,922
Kyowa Hakko Kirin Co., Ltd.	24,700	804,014
Kyushu Electric Power Co., Inc.	48,100	363,912
Kyushu Railway Co.	15,000	337,040
LaSalle Logiport REIT	185	338,954
Lasertec Corp.	7,600	1,426,761
Lawson, Inc.	5,300	265,229
Lion Corp.	29,600	511,029
LIXIL Group Corp.	28,000	759,054
M3, Inc.	42,000	2,747,081
Mabuchi Motor Co. Ltd.	6,000	224,238
Makita Corp.	27,400	1,413,646
Mani, Inc.	7,400	157,099
Marubeni Corp.	162,500	1,383,105
Marui Group Co. Ltd.	21,800	381,873
Matsumotokiyoshi Holdings Co. Ltd.	9,200	406,727
Mazda Motor Corp. (a)	59,400	585,975
McDonald's Holdings Co. (Japan) Ltd.	6,100	274,682
Mebuki Financial Group, Inc.	116,100	247,640
Medipal Holdings Corp.	20,800	390,006
Meiji Holdings Co. Ltd.	14,000	866,611
Menicon Co. Ltd.	3,100	225,778
Mercari, Inc. (a)	9,800	510,970
Minebea Mitsumi, Inc.	42,300	1,142,138
Misumi Group, Inc.	27,900	966,410
Mitsubishi Chemical Holdings Corp.	139,500	1,170,531
Mitsubishi Corp.	137,400	3,853,903
Mitsubishi Electric Corp.	210,700	2,858,620
Mitsubishi Estate Co. Ltd.	135,800	2,130,284
Mitsubishi Gas Chemical Co., Inc.	20,800	430,201
Mitsubishi Heavy Industries Ltd.	33,400	965,034
Mitsubishi Logistics Corp.	7,300	216,872
Mitsubishi Materials Corp.	12,000	250,365
Mitsubishi UFJ Financial Group, Inc.	1,261,000	6,661,462
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,900	423,211
Mitsui & Co. Ltd.	159,200	3,654,023
Mitsui Chemicals, Inc.	20,000	637,778
Mitsui Fudosan Co. Ltd.	94,600	2,212,436
Mitsui Fudosan Logistics Park, Inc.	48	268,648
Mitsui Mining & Smelting Co. Ltd.	5,200	148,069
Mitsui OSK Lines Ltd.	11,700	607,086
Miura Co. Ltd.	11,300	495,962
Mizuho Financial Group, Inc.	247,940	3,542,966
MonotaRO Co. Ltd.	23,600	541,248
Mori Hills REIT Investment Corp.	144	211,462
Morinaga & Co. Ltd.	3,900	123,358
Morinaga Milk Industry Co. Ltd.	4,400	246,260
MS&AD Insurance Group Holdings, Inc.	47,300	1,462,093
Murata Manufacturing Co. Ltd.	62,800	5,211,504
Nabtesco Corp.	12,400	465,685
Nagoya Railroad Co. Ltd. (a)	19,800	331,910
Nankai Electric Railway Co. Ltd.	10,100	213,223
NEC Corp.	26,800	1,359,217
Net One Systems Co. Ltd.	8,700	297,388
Nexon Co. Ltd.	44,400	913,580
NGK Insulators Ltd.	27,300	437,206
NGK Spark Plug Co. Ltd.	17,500	256,028
NH Foods Ltd.	10,000	403,341
Nichirei Corp.	13,300	363,881
Nidec Corp.	53,700	6,027,477
Nifco, Inc.	8,800	290,379
Nihon Kohden Corp.	9,000	274,008
Nihon M&A Center, Inc.	28,500	789,754
Nihon Unisys Ltd.	8,200	245,914
Nikon Corp.	34,000	316,518
Nintendo Co. Ltd.	11,600	5,963,596
Nippon Accommodations Fund, Inc.	46	281,355
Nippon Building Fund, Inc.	160	1,032,587
Nippon Electric Glass Co. Ltd.	8,100	183,925
Nippon Express Co. Ltd.	8,600	628,228
Nippon Gas Co. Ltd.	11,100	174,941
Nippon Paint Holdings Co. Ltd.	141,800	1,799,240
Nippon Sanso Holdings Corp.	20,400	449,077
Nippon Shinyaku Co. Ltd.	6,000	449,569
Nippon Shokubai Co. Ltd.	3,100	148,352
Nippon Steel & Sumitomo Metal Corp.	93,700	1,625,443
Nippon Telegraph & Telephone Corp.	232,400	5,951,327
Nippon Yusen KK	16,400	886,126
Nishi-Nippon Railroad Co. Ltd.	8,200	195,535
Nissan Chemical Corp.	14,100	691,093
Nissan Motor Co. Ltd. (a)	236,500	1,372,608
Nisshin Seifun Group, Inc.	24,800	399,840
Nissin Food Holdings Co. Ltd.	8,300	590,128
Nitori Holdings Co. Ltd.	8,400	1,596,640
Nitto Denko Corp.	15,400	1,144,196
NOF Corp.	8,200	414,840
Nomura Holdings, Inc.	276,500	1,384,598
Nomura Real Estate Holdings, Inc.	11,600	286,233
Nomura Real Estate Master Fund, Inc.	453	718,903
Nomura Research Institute Ltd.	38,600	1,238,521
NSK Ltd.	47,500	392,011
NTT Data Corp.	63,400	982,037
Obayashi Corp.	70,600	577,314
OBIC Co. Ltd.	6,600	1,156,301
Odakyu Electric Railway Co. Ltd.	34,300	818,609
Oji Holdings Corp.	97,700	563,288
Olympus Corp.	126,300	2,599,172
OMRON Corp.	20,300	1,737,174
Ono Pharmaceutical Co. Ltd.	48,600	1,101,092
Open House Co. Ltd.	7,300	367,312
Oracle Corp. Japan	3,300	245,759
Oriental Land Co. Ltd.	22,100	3,011,668
ORIX Corp.	125,900	2,194,256
ORIX JREIT, Inc.	265	504,854
Osaka Gas Co. Ltd.	39,900	745,440
Otsuka Corp.	10,500	544,597
Otsuka Holdings Co. Ltd.	55,100	2,190,174
Pan Pacific International Holdings Ltd.	59,100	1,229,892
Panasonic Corp.	228,100	2,754,322
Park24 Co. Ltd. (a)	10,900	204,179
Penta-Ocean Construction Co. Ltd.	28,000	188,615
PeptiDream, Inc. (a)	9,600	394,221
Persol Holdings Co. Ltd.	18,400	368,151
Pigeon Corp.	12,000	344,560
Rakuten Group, Inc.	80,400	884,727
Recruit Holdings Co. Ltd.	166,000	8,603,888
Relo Group, Inc.	12,000	263,288
Renesas Electronics Corp. (a)	136,600	1,470,531
Rengo Co. Ltd.	23,200	196,884
Resona Holdings, Inc.	229,500	861,699
Ricoh Co. Ltd.	67,800	740,841
Rinnai Corp.	3,900	359,765
ROHM Co. Ltd.	8,500	822,843
Rohto Pharmaceutical Co. Ltd.	10,900	286,050
Ryohin Keikaku Co. Ltd.	25,700	519,833
Sankyu, Inc.	6,000	267,991
Santen Pharmaceutical Co. Ltd.	40,800	550,793
Sanwa Holdings Corp.	23,400	282,408
Sawai Group Holdings Co. Ltd.	4,900	209,033
SBI Holdings, Inc. Japan	23,500	559,947
Screen Holdings Co. Ltd.	4,500	407,637
SCSK Corp.	4,800	287,899
Secom Co. Ltd.	21,000	1,589,503
Sega Sammy Holdings, Inc.	18,400	231,289
Seibu Holdings, Inc. (a)	26,500	297,357
Seiko Epson Corp.	32,000	550,589
Seino Holdings Co. Ltd.	18,000	227,902
Sekisui Chemical Co. Ltd.	44,600	764,304
Sekisui House (REIT), Inc.	414	364,545
Sekisui House Ltd.	63,700	1,261,610
Seven & i Holdings Co. Ltd.	78,200	3,489,315
SG Holdings Co. Ltd.	49,500	1,325,655
Sharp Corp.	20,000	307,189
Shimadzu Corp.	26,700	1,070,872
Shimamura Co. Ltd.	2,300	221,603
SHIMANO, Inc.	8,400	2,140,103
SHIMIZU Corp.	67,300	495,634
Shin-Etsu Chemical Co. Ltd.	38,700	6,313,103
Shinsei Bank Ltd.	15,000	198,395
Shionogi & Co. Ltd.	28,000	1,474,611
Ship Healthcare Holdings, Inc.	7,600	190,927
Shiseido Co. Ltd.	39,200	2,619,960
Shizuoka Bank Ltd.	56,100	405,135
SHO-BOND Holdings Co. Ltd.	4,800	201,923
Shochiku Co. Ltd. (a)	1,300	140,896
Showa Denko K.K.	14,600	418,929
Skylark Co. Ltd. (a)	22,100	297,339
SMC Corp.	6,200	3,662,185
SMS Co., Ltd.	7,100	198,364
SoftBank Corp.	152,700	1,994,447
SoftBank Group Corp.	161,600	10,162,322
Sohgo Security Services Co., Ltd.	8,300	386,610
Sojitz Corp.	106,700	326,426
Sompo Holdings, Inc.	36,600	1,513,120
Sony Group Corp.	123,300	12,880,719
Sotetsu Holdings, Inc.	8,400	165,236
Square Enix Holdings Co. Ltd.	8,600	444,483
Stanley Electric Co. Ltd.	14,800	383,272
Subaru Corp.	59,400	1,167,030
Sugi Holdings Co. Ltd.	3,900	286,888
Sumco Corp.	25,000	578,208
Sumitomo Chemical Co. Ltd.	159,300	829,239
Sumitomo Corp.	115,600	1,570,995
Sumitomo Dainippon Pharma Co., Ltd.	18,800	325,527
Sumitomo Electric Industries Ltd.	78,300	1,112,386
Sumitomo Forestry Co. Ltd.	17,400	328,000
Sumitomo Heavy Industries Ltd.	11,800	326,834
Sumitomo Metal Mining Co. Ltd.	27,100	1,098,292
Sumitomo Mitsui Financial Group, Inc.	134,200	4,523,759
Sumitomo Mitsui Trust Holdings, Inc.	37,000	1,214,557
Sumitomo Realty & Development Co. Ltd.	46,600	1,518,845
Sundrug Co. Ltd.	6,800	220,045
Suntory Beverage & Food Ltd.	12,500	436,967
Suzuken Co. Ltd.	7,800	223,964
Suzuki Motor Corp.	48,300	1,965,109
Sysmex Corp.	16,200	1,918,217
T&D Holdings, Inc.	57,600	736,978
Taiheiyo Cement Corp.	12,900	300,553
Taisei Corp.	20,300	684,138
Taisho Pharmaceutical Holdings Co. Ltd.	5,400	301,244
Taiyo Yuden Co. Ltd.	12,800	656,907
Takara Holdings, Inc.	21,700	252,506
Takeda Pharmaceutical Co. Ltd.	154,784	5,152,222
TDK Corp.	12,800	1,460,481
TechnoPro Holdings, Inc.	9,900	246,000
Teijin Ltd.	18,400	277,048
Terumo Corp.	70,600	2,740,039
THK Co. Ltd.	12,100	343,020
TIS, Inc.	22,300	576,277
Tobu Railway Co. Ltd.	20,500	533,082
Toda Corp.	22,900	161,984
Toho Co. Ltd.	14,200	618,191
Toho Gas Co. Ltd.	10,000	485,848
Tohoku Electric Power Co., Inc.	50,200	380,258
Tokai Carbon Co. Ltd.	21,000	277,397
Tokio Marine Holdings, Inc.	68,600	3,269,549
Tokyo Century Corp.	5,100	278,930
Tokyo Electric Power Co., Inc. (a)	74,600	198,824
Tokyo Electron Ltd.	15,400	6,351,352
Tokyo Gas Co. Ltd.	37,400	707,934
Tokyo Ohka Kogyo Co. Ltd.	4,000	257,782
Tokyo Seimitsu Co. Ltd.	4,300	182,849
Tokyo Tatemono Co. Ltd.	21,800	327,979
Tokyu Corp.	56,400	755,913
Tokyu Fudosan Holdings Corp.	58,800	331,947
Toppan, Inc.	34,000	576,745
Toray Industries, Inc.	156,900	1,033,059
Toshiba Corp.	41,500	1,777,950
Tosoh Corp.	31,900	559,815
Toto Ltd.	15,400	798,493
Toyo Suisan Kaisha Ltd.	9,900	377,663
Toyo Tire Corp.	12,000	224,894
Toyoda Gosei Co. Ltd.	6,500	151,857
Toyota Industries Corp.	20,000	1,666,287
Toyota Motor Corp.	248,700	22,327,161
Toyota Tsusho Corp.	23,400	1,104,828
Trend Micro, Inc.	14,000	728,883
Tsumura & Co.	7,500	235,518
Tsuruha Holdings, Inc.	3,500	411,877
Ube Industries Ltd.	9,900	198,837
Ulvac, Inc.	4,500	217,811
Unicharm Corp.	43,200	1,725,559
United Urban Investment Corp.	292	428,797
USS Co. Ltd.	21,900	378,891
Welcia Holdings Co. Ltd.	10,000	339,547
West Japan Railway Co.	18,900	1,026,884
Workman Co. Ltd.	2,400	165,170
Yakult Honsha Co. Ltd.	15,400	906,832
Yamada Holdings Co. Ltd.	75,600	355,586
Yamaha Corp.	16,000	886,624
Yamaha Motor Co. Ltd.	31,100	778,765
Yamato Holdings Co. Ltd.	35,600	1,025,997
Yamazaki Baking Co. Ltd.	16,600	227,578
Yaskawa Electric Corp.	26,300	1,302,290
Yokogawa Electric Corp.	23,500	361,528
Yokohama Rubber Co. Ltd.	12,900	257,593
Z Holdings Corp.	260,600	1,304,351
Zenkoku Hosho Co. Ltd.	5,200	235,103
Zensho Holdings Co. Ltd.	8,400	212,402
Zeon Corp.	20,500	278,242
ZOZO, Inc.	9,700	329,361
TOTAL JAPAN		462,776,663
Korea (South) - 3.9%
Alteogen, Inc.	3,150	218,606
AMOREPACIFIC Corp.	2,827	543,201
AMOREPACIFIC Group, Inc.	2,802	140,008
BGF Retail Co. Ltd.	942	131,973
Binex Co. Ltd. (a)	2,406	39,343
BNK Financial Group, Inc.	31,643	212,736
Bukwang Pharmaceutical Co. Ltd.	5,114	92,053
Cellivery Therapeutics, Inc.	1,315	95,822
Celltrion Healthcare Co. Ltd.	8,507	792,578
Celltrion Pharm, Inc.	1,513	182,438
Celltrion, Inc. (a)	9,774	2,149,371
CHA Biotech Co. Ltd. (a)	6,023	135,585
Cheil Worldwide, Inc.	6,633	139,247
Chong Kun Dang Pharmaceutical Corp.	542	61,123
Chunbo Co. Ltd.	331	64,807
CJ CheilJedang Corp.	943	382,841
CJ Corp.	1,289	109,582
CJ ENM Co. Ltd.	1,332	188,460
CJ Logistics Corp. (a)	907	138,478
Com2uS Corp.	690	68,117
Cosmax, Inc. (a)	979	105,309
Coway Co. Ltd.	5,725	426,112
CS Wind Corp.	1,100	78,438
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	135,110
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,821	107,726
Daewoong Co. Ltd.	1,791	57,563
DB HiTek Co. Ltd.	3,699	195,738
Db Insurance Co. Ltd.	4,734	234,491
DGB Financial Group Co. Ltd.	16,583	135,943
DL E&C Co. Ltd. (a)	1,876	238,414
DL Holdings Co. Ltd.	1,180	80,764
Dong Suh Companies, Inc.	4,774	125,898
Dongjin Semichem Co. Ltd.	2,520	63,942
DongKook Pharmaceutical Co. Ltd.	1,872	40,923
Doosan Bobcat, Inc. (a)	4,470	178,760
Doosan Fuel Cell Co. Ltd. (a)	4,297	182,838
Doosan Heavy Industries & Construction Co. Ltd. (a)	28,040	529,052
Doosan Infracore Co. Ltd. (a)	4,152	58,169
DuzonBizon Co. Ltd.	1,620	117,626
E-Mart, Inc.	1,919	280,502
Ecopro BM Co. Ltd.	993	249,378
Ecopro Co. Ltd.	1,270	79,323
Ecopro HN Co. Ltd.	1,040	96,443
EO Technics Co. Ltd.	587	58,916
F&F Co. Ltd. (a)	435	226,413
F&F Holdings Co. Ltd.	439	14,205
Fila Holdings Corp.	4,685	212,149
GemVax & Kael Co. Ltd. (a)	3,562	63,962
Genexine Co. Ltd. (a)	1,799	130,622
Green Cross Corp.	557	141,091
Green Cross Holdings Corp.	3,715	101,515
GS Engineering & Construction Corp.	7,198	275,055
GS Holdings Corp.	5,316	197,374
GS Retail Co. Ltd.	1,966	60,203
Hana Financial Group, Inc.	29,135	1,098,161
HanAll BioPharma Co. Ltd. (a)	2,355	45,353
Hanjin Kal Corp. (a)	1,805	101,777
Hankook Tire Co. Ltd.	7,318	306,938
Hanmi Pharm Co. Ltd.	623	172,941
Hanmi Science Co. Ltd.	3,158	196,423
Hanon Systems	15,468	209,324
Hansol Chemical Co. Ltd.	928	215,344
Hanssem Co. Ltd.	903	94,000
Hanwha Aerospace Co. Ltd.	3,348	150,445
Hanwha Corp.	4,484	116,110
Hanwha Life Insurance Co. Ltd.	28,247	83,190
Hanwha Solutions Corp. (a)	12,595	427,205
HDC Hyundai Development Co.	2,982	80,321
Helixmith Co., Ltd. (a)	2,867	70,011
Hite Jinro Co. Ltd.	3,194	95,452
HLB Life Science Co. Ltd.	8,189	74,590
HLB, Inc.	9,173	286,865
HMM Co. Ltd. (a)	25,596	888,164
Hotel Shilla Co.	3,498	283,722
HUGEL, Inc. (a)	564	116,835
HYBE Co. Ltd. (a)	1,257	315,678
Hyosung Corp.	1,242	131,983
Hyosung TNC Co. Ltd.	236	182,001
Hyundai Bioscience Co. Ltd. (a)	3,288	85,141
Hyundai Department Store Co. Ltd.	1,691	117,353
Hyundai Elevator Co. Ltd.	1,872	87,692
Hyundai Engineering & Construction Co. Ltd.	6,635	314,840
Hyundai Fire & Marine Insurance Co. Ltd.	8,655	194,834
Hyundai Glovis Co. Ltd.	2,008	338,801
Hyundai Heavy Industries Holdi	4,363	259,261
Hyundai Mipo Dockyard Co. Ltd. (a)	2,235	162,667
Hyundai Mobis	6,561	1,516,800
Hyundai Motor Co.	13,678	2,586,665
Hyundai Rotem Co. Ltd. (a)	7,995	172,348
Hyundai Steel Co.	8,043	376,767
Hyundai Wia Corp.	1,612	137,042
Il-Yang Pharmaceutical Co. Ltd.	1,175	34,248
Iljin Materials Co. Ltd.	2,155	150,302
Industrial Bank of Korea	33,585	300,085
IS Dongseo Co. Ltd.	1,814	85,919
JB Financial Group Co. Ltd.	18,493	124,168
JYP Entertainment Corp.	2,728	94,660
Kakao Corp.	29,666	3,783,009
Kakao Games Corp.	3,922	303,142
Kangwon Land, Inc. (a)	10,407	233,823
KB Financial Group, Inc.	38,699	1,715,109
Kia Corp.	26,352	1,911,089
Kiwoom Securities Co. Ltd.	1,589	162,655
KMW Co. Ltd. (a)	2,383	109,769
Koh Young Technology, Inc.	5,425	115,064
Kolon Industries, Inc.	1,827	128,218
Korea Aerospace Industries Ltd.	6,812	191,461
Korea Electric Power Corp.	30,207	653,301
Korea Gas Corp. (a)	4,385	136,941
Korea Investment Holdings Co. Ltd.	4,328	360,053
Korea Petro Chemical Industries Co. Ltd.	363	80,141
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	4,493	508,637
Korea Zinc Co. Ltd.	1,189	564,196
Korean Air Lines Co. Ltd. (a)	20,914	542,462
KT&G Corp.	12,116	865,008
Kumho Petro Chemical Co. Ltd.	1,723	304,166
L&F Co. Ltd.	3,115	289,947
Leeno Industrial, Inc.	845	131,065
LegoChem Biosciences, Inc. (a)	1,341	62,585
LG Chemical Ltd.	4,576	3,342,406
LG Corp.	11,507	940,317
LG Display Co. Ltd. (a)	20,627	395,467
LG Electronics, Inc.	10,118	1,382,408
LG Household & Health Care Ltd.	910	1,151,749
LG Innotek Co. Ltd.	1,365	268,794
LG Uplus Corp.	29,548	372,951
Lotte Chemical Corp.	1,487	334,741
Lotte Confectionery Co. Ltd.	4,679	153,226
Lotte Fine Chemical Co. Ltd.	1,855	116,666
Lotte Shopping Co. Ltd.	1,134	105,751
LS Corp.	2,341	147,638
LS Electric Co. Ltd.	1,415	79,664
LX Holdings Corp. (a)	5,310	48,136
LX International Corp.	2,143	57,444
Mando Corp. (a)	3,202	170,827
Mcnex Co. Ltd.	967	39,720
MedPacto, Inc. (a)	1,771	94,944
Meritz Fire & Marine Insurance Co. Ltd.	6,044	133,698
Meritz Securities Co. Ltd.	33,033	140,699
Mezzion Pharma Co. Ltd. (a)	885	102,414
Mirae Asset Securities Co. Ltd.	30,246	234,304
NAVER Corp.	14,207	5,342,599
NCSOFT Corp.	1,538	1,099,372
NEPES Corp. Ltd. (a)	1,162	38,305
Netmarble Corp. (c)	2,336	280,662
NH Investment & Securities Co. Ltd.	14,626	161,135
NHN Corp. (a)	950	63,621
NHN KCP Corp.	834	38,127
NongShim Co. Ltd.	271	77,344
Oci Co. Ltd. (a)	2,067	204,412
Orion Corp./Republic of Korea	2,011	204,980
Oscotec, Inc. (a)	1,972	58,077
Ottogi Corp.	155	72,474
Pan Ocean Co., Ltd. (Korea)	20,839	136,485
Paradise Co. Ltd. (a)	4,130	60,189
Pearl Abyss Corp. (a)	3,366	216,076
Pharmicell Co. Ltd. (a)	4,121	59,880
POSCO	7,955	2,524,633
POSCO Chemtech Co. Ltd.	3,092	413,068
Posco International Corp.	4,636	103,960
S-Oil Corp.	4,069	346,978
S1 Corp.	1,262	88,238
Sam Chun Dang Pharm Co. Ltd. (a)	1,036	50,418
Samsung Biologics Co. Ltd. (a)(c)	1,589	1,226,804
Samsung C&T Corp.	8,734	1,072,089
Samsung Electro-Mechanics Co. Ltd.	5,849	974,191
Samsung Electronics Co. Ltd.	502,039	34,187,569
Samsung Engineering Co. Ltd. (a)	14,810	299,987
Samsung Fire & Marine Insurance Co. Ltd.	3,036	564,924
Samsung Heavy Industries Co. Ltd. (a)(d)	47,688	270,550
Samsung Life Insurance Co. Ltd.	8,764	573,238
Samsung SDI Co. Ltd.	5,203	3,344,515
Samsung SDS Co. Ltd.	3,871	612,840
Samsung Securities Co. Ltd.	5,696	218,647
Seegene, Inc.	3,964	240,709
Seoul Semiconductor Co. Ltd.	4,340	69,274
Shin Poong Pharmaceutical Co.	2,929	161,090
Shinhan Financial Group Co. Ltd.	49,852	1,685,964
Shinsegae Co. Ltd.	648	149,526
SillaJen, Inc. (a)(d)	4,518	47,423
SK Biopharmaceuticals Co. Ltd. (a)	1,785	184,266
SK Chemicals Co. Ltd.	758	155,840
SK Holdings Co., Ltd.	3,351	779,059
SK Hynix, Inc.	52,882	5,160,853
SK Innovation Co., Ltd. (a)	5,195	1,140,164
SK Materials Co., Ltd.	430	156,705
SK Telecom Co. Ltd.	4,978	1,301,069
SKC Co. Ltd.	2,278	319,144
Solus Advanced Materials Co. Lt	2,212	115,132
Soulbrain Co. Ltd.	487	143,553
ST Pharm Co. Ltd. (a)	672	62,609
Studio Dragon Corp. (a)	1,389	111,095
Vaxcell-Bio Therapeutics Co. Ltd.	1,087	76,756
WONIK IPS Co. Ltd.	3,547	142,617
Woori Financial Group, Inc.	51,914	488,625
Yuhan Corp.	4,784	255,642
Zinus, Inc.	1,024	92,384
TOTAL KOREA (SOUTH)		115,040,453
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	130,089	426,919
Boubyan Bank KSC	96,084	255,840
Gulf Bank	172,291	137,626
Kuwait Finance House KSCP	478,903	1,251,253
Mabanee Co. SAKC	58,689	141,033
Mobile Telecommunication Co.	196,131	385,799
National Bank of Kuwait	700,083	2,083,123
TOTAL KUWAIT		4,681,593
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	68,380	2,382,776
Aroundtown SA	118,094	925,428
B&M European Value Retail SA	82,427	633,592
Eurofins Scientific SA	12,044	1,440,721
Globant SA (a)	3,497	836,343
InPost SA	16,970	332,559
Millicom International Cellular SA (depository receipt) (a)	8,735	348,958
SES SA (France) (depositary receipt)	37,154	286,657
Spotify Technology SA (a)	11,572	2,646,169
Subsea 7 SA	21,386	171,625
Tenaris SA	45,856	467,224
TOTAL LUXEMBOURG		10,472,052
Malaysia - 0.4%
AMMB Holdings Bhd	183,500	123,928
Axiata Group Bhd	457,728	404,579
Bursa Malaysia Bhd	59,200	106,756
CIMB Group Holdings Bhd	672,770	709,438
Dialog Group Bhd	429,600	279,953
DiGi.com Bhd	315,800	310,562
Gamuda Bhd (a)	241,300	160,104
Genting Bhd	195,400	218,089
Genting Malaysia Bhd	292,600	191,369
Hartalega Holdings Bhd	162,300	270,756
Hong Leong Bank Bhd	71,000	302,844
IHH Healthcare Bhd	307,700	411,239
IJM Corp. Bhd	329,000	144,230
Inari Amertron Bhd	266,700	210,453
IOI Corp. Bhd	298,000	257,749
Kossan Rubber Industries Bhd	122,100	100,110
Kuala Lumpur Kepong Bhd	56,120	246,290
Malayan Banking Bhd	660,763	1,254,197
Malaysia Airports Holdings Bhd (a)	104,500	143,130
Malaysian Pacific Industries Bhd	10,100	106,505
Maxis Bhd	259,800	262,263
MISC Bhd	220,300	349,765
MR DIY Group M Sdn Bhd (c)	155,000	128,187
My E.G.Services Bhd	209,600	82,449
Nestle (Malaysia) Bhd	5,500	173,341
Pentamaster Corp. Bhd	55,600	69,829
Petronas Chemicals Group Bhd	232,900	443,724
Petronas Dagangan Bhd	40,300	175,716
Petronas Gas Bhd	71,300	257,491
PPB Group Bhd	68,200	292,517
Press Metal Bhd	324,500	370,637
Public Bank Bhd	1,498,300	1,413,089
QL Resources Bhd	107,300	143,660
RHB Capital Bhd	187,155	226,626
Scientex Bhd	96,600	95,684
Sime Darby Bhd	210,700	107,347
Sime Darby Plantation Bhd	264,467	213,078
Supermax Corp. Bhd	159,800	123,826
Telekom Malaysia Bhd	173,000	243,512
Tenaga Nasional Bhd	316,500	723,000
TIME dotCom Bhd	32,400	110,559
Top Glove Corp. Bhd	473,500	446,571
V.S. Industry Bhd	271,600	88,817
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	3,123
Westports Holdings Bhd	81,100	78,025
TOTAL MALAYSIA		12,575,117
Malta - 0.0%
Kindred Group PLC (depositary receipt)	21,511	352,461

Marshall Islands - 0.0%
Star Bulk Carriers Corp.	5,413	103,009

Mexico - 0.5%
Alfa SA de CV Series A	196,100	149,344
America Movil S.A.B. de CV Series L	2,333,100	1,954,969
Arca Continental S.A.B. de CV	43,500	263,234
CEMEX S.A.B. de CV unit (a)	1,488,700	1,214,517
Coca-Cola FEMSA S.A.B. de CV unit	51,975	294,650
Fibra Uno Administracion SA de CV	313,300	341,531
Fomento Economico Mexicano S.A.B. de CV unit	179,700	1,567,864
Gruma S.A.B. de CV Series B	20,540	222,237
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	37,900	435,923
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	19,450	353,322
Grupo Aeroportuario Norte S.A.B. de CV (a)	34,700	212,405
Grupo Bimbo S.A.B. de CV Series A	141,000	324,977
Grupo Elektra SA de CV	5,725	464,111
Grupo Financiero Banorte S.A.B. de CV Series O	240,900	1,561,728
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	211,400	204,749
Grupo Mexico SA de CV Series B	314,200	1,439,657
Grupo Televisa SA de CV	243,400	659,297
Industrias Penoles SA de CV (a)	11,990	169,072
Kimberly-Clark de Mexico SA de CV Series A	132,200	214,044
Orbia Advance Corp. S.A.B. de CV	98,600	268,712
Promotora y Operadora de Infraestructura S.A.B. de CV	20,355	153,525
Wal-Mart de Mexico SA de CV Series V	496,400	1,636,359
TOTAL MEXICO		14,106,227
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	362,000	491,912

Netherlands - 3.5%
Adyen BV (a)(c)	2,971	8,051,563
Airbus Group NV (a)	59,849	8,209,416
Akzo Nobel NV	18,704	2,309,731
Argenx SE (a)	5,010	1,529,934
ASM International NV (Netherlands)	3,837	1,360,486
ASML Holding NV (Netherlands)	41,022	31,356,589
CNH Industrial NV	98,189	1,637,662
Davide Campari Milano NV	40,419	568,652
Euronext NV (c)	8,836	983,184
EXOR NV	11,252	926,062
Ferrari NV	12,523	2,731,167
Heineken Holding NV	9,972	981,239
Heineken NV (Bearer)	23,085	2,689,166
IMCD NV	5,599	969,705
ING Groep NV (Certificaten Van Aandelen)	381,809	4,898,877
Just Eat Takeaway.com NV (a)(c)	7,765	689,553
Koninklijke Ahold Delhaize NV	107,934	3,353,922
Koninklijke DSM NV	17,681	3,564,546
Koninklijke KPN NV	340,811	1,119,067
Koninklijke Philips Electronics NV	89,398	4,122,097
NN Group NV	32,518	1,617,428
Prosus NV	41,417	3,695,161
QIAGEN NV (Germany) (a)	22,428	1,202,290
Randstad NV	12,042	873,660
RHI Magnesita NV	3,448	181,357
Stellantis NV (Italy)	216,779	4,163,325
STMicroelectronics NV (Italy)	64,268	2,643,000
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	13,605	1,132,469
Wolters Kluwer NV	25,731	2,932,688
X5 Retail Group NV GDR (Reg. S)	10,785	349,218
Yandex NV Series A (a)	31,417	2,134,157
TOTAL NETHERLANDS		102,977,371
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	122,704	618,932
Chorus Ltd.	47,896	205,554
Contact Energy Ltd.	77,490	440,536
Fisher & Paykel Healthcare Corp.	56,967	1,252,185
Fletcher Building Ltd.	79,326	422,235
Goodman Property Trust	101,843	172,773
Infratil Ltd.	69,439	353,644
Mercury Nz Ltd.	57,747	265,936
Meridian Energy Ltd.	123,746	450,036
Ryman Healthcare Group Ltd.	40,743	374,123
Spark New Zealand Ltd.	186,794	616,210
Summerset Group Holdings Ltd.	21,100	189,635
The a2 Milk Co. Ltd. (a)	72,622	314,706
Xero Ltd. (a)	11,836	1,218,451
TOTAL NEW ZEALAND		6,894,956
Norway - 0.5%
Adevinta ASA Class B (a)	22,373	430,126
Aker ASA (A Shares)	2,290	175,870
Aker BP ASA	11,317	305,766
Bank Norwegian ASA	15,404	180,285
Borregaard ASA	9,005	234,432
DNB Bank ASA	86,502	1,772,680
Entra ASA (c)	15,815	385,585
Equinor ASA	106,201	2,072,871
Gjensidige Forsikring ASA	18,970	434,379
Kahoot! A/S (a)	28,783	128,297
Kongsberg Gruppen ASA	9,391	268,929
Leroy Seafood Group ASA	29,575	269,748
LINK Mobility Group Holding ASA	24,890	91,843
Mowi ASA	44,544	1,135,438
NEL ASA (a)	73,188	139,877
Nordic VLSI ASA (a)	16,731	548,436
Norsk Hydro ASA	131,412	874,284
Orkla ASA	80,129	728,301
Pexip Holding ASA (a)	9,475	77,969
Salmar ASA	5,224	346,621
Scatec Solar AS (c)	11,553	248,393
Schibsted ASA:
(A Shares)	8,438	447,365
(B Shares)	8,777	405,730
Sparebank 1 Sr Bank ASA (primary capital certificate)	17,557	229,927
Sparebanken Midt-Norge	12,340	171,242
Storebrand ASA (A Shares)	45,358	390,187
Telenor ASA	61,999	1,076,504
TGS ASA	10,541	120,804
Tomra Systems ASA	11,723	677,790
Yara International ASA	16,477	867,795
TOTAL NORWAY		15,237,474
Pakistan - 0.0%
Habib Bank Ltd.	45,832	35,726
Hub Power Co. Ltd.	54,669	25,790
Lucky Cement Ltd. (a)	15,550	84,970
Pakistan Petroleum Ltd.	52,631	26,513
Pakistan State Oil Co. Ltd.	16,870	22,927
TRG Pakistan Ltd.	46,000	43,922
United Bank Ltd.	33,487	25,757
TOTAL PAKISTAN		265,605
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	186,554	521,599

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	20,378	168,322

Philippines - 0.2%
Ayala Corp.	31,770	464,353
Ayala Land, Inc.	820,600	537,263
Bank of the Philippine Islands (BPI)	216,250	348,546
BDO Unibank, Inc.	200,790	410,063
Globe Telecom, Inc.	2,800	104,275
International Container Terminal Services, Inc.	93,740	291,852
JG Summit Holdings, Inc.	335,035	375,652
Jollibee Food Corp.	66,060	251,304
Manila Electric Co.	25,610	135,882
Megaworld Corp.	1,247,000	69,160
Metro Pacific Investments Corp.	1,251,000	87,666
Metropolitan Bank & Trust Co.	257,814	221,964
PLDT, Inc.	10,030	246,006
SM Investments Corp.	66,895	1,219,499
SM Prime Holdings, Inc.	1,083,700	682,398
Universal Robina Corp.	93,950	238,331
TOTAL PHILIPPINES		5,684,214
Poland - 0.2%
Allegro.eu SA (a)(c)	21,015	360,569
Bank Polska Kasa Opieki SA	17,084	417,377
CCC SA (a)	3,665	115,634
CD Projekt RED SA	6,812	328,030
Cyfrowy Polsat SA	26,637	236,189
Dino Polska SA (a)(c)	4,718	377,562
Grupa Lotos SA	8,274	114,043
KGHM Polska Miedz SA (Bearer)	13,090	661,211
LPP SA	128	459,836
Orange Polska SA (a)	63,141	125,544
PGE Polska Grupa Energetyczna SA (a)	80,841	182,141
Polish Oil & Gas Co. SA	169,005	275,760
Polski Koncern Naftowy Orlen SA	27,873	527,724
Powszechna Kasa Oszczednosci Bank SA (a)	83,044	815,674
Powszechny Zaklad Ubezpieczen SA	55,633	542,972
Santander Bank Polska SA (a)	3,607	239,967
TOTAL POLAND		5,780,233
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	705,963	100,494
Energias de Portugal SA	275,602	1,430,985
Galp Energia SGPS SA Class B	44,263	431,817
Jeronimo Martins SGPS SA	23,415	477,054
REN - Redes Energeticas Nacionais SGPS SA	29,608	82,713
TOTAL PORTUGAL		2,523,063
Qatar - 0.2%
Barwa Real Estate Co.	198,891	167,154
Industries Qatar QSC (a)	201,010	737,018
Masraf al Rayan	456,392	541,503
Mesaieed Petrochemical Holding Co.	442,546	232,394
Ooredoo QSC	72,310	140,807
Qatar Electricity & Water Co.	63,295	286,835
Qatar Fuel Co.	62,342	308,029
Qatar Gas Transport Co. Ltd. (Nakilat)	158,173	132,064
Qatar International Islamic Bank QSC	115,609	292,499
Qatar Islamic Bank (a)	149,409	706,625
Qatar National Bank SAQ (a)	432,629	2,162,551
The Commercial Bank of Qatar (a)	322,094	486,547
TOTAL QATAR		6,194,026
Russia - 0.8%
Alrosa Co. Ltd.	239,250	423,916
Gazprom OAO	1,182,230	4,607,799
Lukoil PJSC	35,374	3,037,636
Magnit OJSC	7,259	531,347
MMC Norilsk Nickel PJSC	5,906	2,041,324
Mobile TeleSystems OJSC sponsored ADR	45,875	394,066
Novatek PJSC	95,615	2,133,384
Novolipetsk Steel OJSC GDR (Reg. S)	11,791	413,628
Polyus PJSC	3,012	577,003
Rosneft Oil Co. OJSC GDR (Reg. S)	218,812	1,610,019
Sberbank of Russia	1,053,770	4,405,575
Severstal PAO	18,576	453,989
Surgutneftegas OJSC	834,100	370,616
Tatneft PAO	152,792	1,019,814
TOTAL RUSSIA		22,020,116
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	6,037	189,622
Advanced Polypropylene Co.	17,937	355,832
Al Rajhi Bank	220,274	6,519,415
Alinma Bank	178,632	1,033,574
Almarai Co. Ltd.	25,299	395,971
Bank Al-Jazira	70,330	363,427
Bank Albilad (a)	39,974	391,170
Banque Saudi Fransi	65,610	646,408
Bupa Arabia for Cooperative Insurance Co. (a)	5,582	205,396
Dar Al Arkan Real Estate Development Co. (a)	97,259	273,333
Dr Sulaiman Al Habib Medical Services Group Co.	8,211	375,257
Emaar The Economic City (a)	36,704	133,099
Etihad Etisalat Co.	51,260	439,422
Jarir Marketing Co.	8,345	447,689
Mobile Telecommunications Co. Saudi Arabia (a)	43,290	163,907
Mouwasat Medical Services Co.	4,484	216,405
National Industrialization Co. (a)	52,393	302,310
National Petrochemical Co.	11,661	144,270
Qassim Cement Co.	5,213	119,539
Riyad Bank	130,168	909,343
Sabic Agriculture-Nutrients Co.	20,019	686,445
Sahara International Petrochemical Co.	66,411	594,094
Saudi Airlines Catering Co.	3,919	81,298
Saudi Arabian Mining Co. (a)	39,078	728,336
Saudi Basic Industries Corp.	88,700	2,861,748
Saudi Cement Co.	14,761	255,436
Saudi Dairy & Foodstuffs Co.	1,599	73,333
Saudi Electricity Co.	77,207	533,186
Saudi Ground Services Co. (a)	10,121	94,453
Saudi Industrial Investment Group	39,435	387,999
Saudi Kayan Petrochemical Co. (a)	94,848	489,616
Saudi Telecom Co.	59,117	2,112,222
Southern Province Cement Co.	6,150	139,713
The Co. for Cooperative Insurance	6,947	156,152
The Saudi British Bank	93,199	765,393
The Saudi National Bank	201,917	2,961,133
The Savola Group	32,565	372,504
United Electronics Co.	3,752	135,458
Yamama Cement Co. (a)	17,794	160,603
Yanbu Cement Co.	11,445	142,513
Yanbu National Petrochemical Co.	26,813	489,732
TOTAL SAUDI ARABIA		27,846,756
Singapore - 0.7%
Ascendas Real Estate Investment Trust	321,097	739,380
CapitaLand Ltd.	239,473	712,260
CapitaMall Trust	459,084	728,463
City Developments Ltd.	45,700	231,038
ComfortDelgro Corp. Ltd.	181,900	210,770
DBS Group Holdings Ltd.	175,057	3,928,915
Flex Ltd. (a)	48,876	878,302
Frasers Centrepoint Trust	124,600	222,541
Frasers Logistics & Industrial Trust	244,900	274,732
Genting Singapore Ltd.	536,900	320,963
Keppel Corp. Ltd.	144,600	585,892
Keppel DC (REIT)	134,400	261,866
Mapletree Commercial Trust	229,718	366,206
Mapletree Industrial (REIT)	190,411	421,590
Mapletree Logistics Trust (REIT)	298,161	464,312
Oversea-Chinese Banking Corp. Ltd.	400,222	3,633,146
Singapore Airlines Ltd. (a)	125,750	473,320
Singapore Exchange Ltd.	80,200	703,182
Singapore Technologies Engineering Ltd.	144,500	427,650
Singapore Telecommunications Ltd.	693,200	1,161,345
Suntec (REIT)	200,900	216,476
United Overseas Bank Ltd.	150,100	2,911,272
UOL Group Ltd.	42,200	227,359
Venture Corp. Ltd.	29,100	408,489
Wilmar International Ltd.	276,700	888,332
TOTAL SINGAPORE		21,397,801
South Africa - 1.0%
Absa Group Ltd. (a)	69,394	646,185
Anglo American Platinum Ltd.	5,650	739,420
AngloGold Ashanti Ltd.	41,393	828,843
Aspen Pharmacare Holdings Ltd. (a)	37,939	467,581
Bidcorp Ltd. (a)	32,543	714,308
Bidvest Group Ltd./The	32,795	447,496
Capitec Bank Holdings Ltd.	8,804	977,521
Clicks Group Ltd.	24,270	439,109
Discovery Ltd. (a)	42,098	337,905
Exxaro Resources Ltd.	24,846	307,471
FirstRand Ltd.	523,912	1,943,852
Foschini Ltd. (a)	33,287	352,040
Gold Fields Ltd.	87,630	865,411
Growthpoint Properties Ltd.	352,916	355,295
Harmony Gold Mining Co. Ltd.	52,469	215,133
Impala Platinum Holdings Ltd.	77,704	1,400,726
Kumba Iron Ore Ltd.	5,205	276,403
Mr Price Group Ltd.	24,824	369,363
MTN Group Ltd. (a)	169,254	1,217,716
MultiChoice Group Ltd.	42,991	356,692
Naspers Ltd. Class N (b)	42,630	8,226,750
Nedbank Group Ltd. (a)	37,930	438,294
Northam Platinum Ltd. (a)	33,657	530,793
Old Mutual Ltd.	472,365	416,548
Remgro Ltd.	51,901	394,697
Sanlam Ltd.	176,357	696,701
Sasol Ltd. (a)	56,837	847,381
Shoprite Holdings Ltd.	47,544	520,506
Sibanye Stillwater Ltd.	265,287	1,156,172
Spar Group Ltd./The	18,240	228,721
Standard Bank Group Ltd.	125,186	1,055,659
Thungela Resources Ltd. (a)	12,832	39,758
Tiger Brands Ltd.	17,569	231,435
Vodacom Group Ltd.	70,280	626,662
Woolworths Holdings Ltd. (a)	100,778	383,887
TOTAL SOUTH AFRICA		29,052,434
Spain - 1.5%
Acciona SA	1,991	305,148
ACS Actividades de Construccion y Servicios SA	27,087	712,044
Aena SME SA (a)(c)	7,263	1,156,231
Amadeus IT Holding SA Class A (a)	44,125	2,891,443
Banco Bilbao Vizcaya Argentaria SA	651,716	4,171,950
Banco Santander SA (Spain)	1,696,495	6,214,525
Bankinter SA	63,128	344,998
CaixaBank SA	430,473	1,278,467
Cellnex Telecom SA (c)	53,144	3,463,531
EDP Renovaveis SA	23,764	558,163
Enagas SA	23,887	548,584
Endesa SA	30,728	747,612
Ferrovial SA	48,440	1,436,549
Grifols SA	25,137	639,314
Grifols SA ADR	29,842	453,897
Iberdrola SA	586,099	7,053,756
Industria de Diseno Textil SA	109,843	3,725,480
International Consolidated Airlines Group SA (a)	103,731	242,718
International Consolidated Airlines Group SA CDI (a)	284,032	663,666
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	57,396	115,882
Naturgy Energy Group SA	33,579	867,963
Red Electrica Corporacion SA	41,210	817,608
Repsol SA	142,195	1,557,450
Siemens Gamesa Renewable Energy SA	21,811	608,023
Telefonica SA	529,403	2,421,940
TOTAL SPAIN		42,996,942
Sweden - 2.5%
AAK AB	17,920	427,370
AddTech AB (B Shares)	24,295	505,182
AFRY AB (B Shares)	10,354	352,895
Alfa Laval AB	29,525	1,232,666
ASSA ABLOY AB (B Shares)	96,917	3,108,738
Atlas Copco AB:
(A Shares)	63,284	4,278,529
(B Shares)	38,016	2,159,057
Avanza Bank Holding AB	11,039	357,520
Axfood AB (b)	10,411	281,790
Beijer Ref AB (B Shares)	23,044	486,664
Billerud AB	18,013	389,622
Boliden AB	26,375	1,027,928
Bravida Holding AB (c)	19,692	304,699
Castellum AB	24,257	679,379
Dometic Group AB (c)	32,193	546,373
Electrolux AB (B Shares)	25,300	663,624
Elekta AB (B Shares)	35,487	517,770
Embracer Group AB (a)	21,225	549,092
Epiroc AB:
(A Shares)	61,459	1,431,665
(B Shares)	38,272	769,139
EQT AB	20,170	972,370
Ericsson (B Shares)	262,577	3,028,610
Essity AB (B Shares)	60,041	1,963,378
Evolution AB (c)	15,859	2,762,669
Fabege AB	26,290	455,809
Fastighets AB Balder (a)	9,671	668,221
Getinge AB (B Shares)	21,185	920,648
H&M Hennes & Mauritz AB (B Shares) (a)	75,000	1,569,281
Hexagon AB (B Shares)	193,088	3,196,301
HEXPOL AB (B Shares)	26,615	362,353
Holmen AB (B Shares)	9,674	508,850
Husqvarna AB (B Shares)	40,891	572,390
ICA Gruppen AB (b)	8,980	443,868
Industrivarden AB:
(A Shares)	13,541	540,482
(C Shares)	19,312	739,646
Indutrade AB	26,405	861,313
Investor AB:
(A Shares)	56,785	1,411,643
(B Shares)	171,036	4,237,951
JM AB (B Shares)	5,446	192,322
Kinnevik AB (B Shares)	23,935	1,044,049
L E Lundbergforetagen AB	6,124	437,083
Latour Investment AB (B Shares)	12,535	489,844
Lifco AB	20,579	603,858
Lundin Petroleum AB	18,990	592,086
Nibe Industrier AB (B Shares)	140,512	1,677,970
Nolato AB (B Shares)	18,830	209,115
Nordic Entertainment Group AB (B Shares) (a)	7,504	401,159
Peab AB	18,880	220,198
PowerCell Sweden AB (a)	4,065	89,130
Saab AB (B Shares)	7,865	238,735
Samhallsbyggnadsbolaget I Norden AB (B Shares)	80,681	404,230
Sandvik AB	107,200	2,793,197
Sectra AB (B Shares)	2,650	211,177
Securitas AB (B Shares)	30,762	542,455
Sinch AB (a)(c)	51,700	1,044,402
Skandinaviska Enskilda Banken AB (A Shares)	156,449	2,118,179
Skanska AB (B Shares)	39,381	1,111,656
SKF AB (B Shares)	36,418	967,943
SSAB Svenskt Stal AB (B Shares) (a)	58,528	299,085
Stillfront Group AB (a)	31,623	241,166
Svenska Cellulosa AB SCA (B Shares)	58,991	1,096,436
Svenska Handelsbanken AB (A Shares)	150,097	1,691,490
Sweco AB (B Shares)	15,356	245,635
Swedbank AB (A Shares)	91,032	1,774,026
Swedish Match Co. AB	160,269	1,435,204
Swedish Orphan Biovitrum AB (a)	19,891	388,651
Tele2 AB (B Shares)	49,936	733,517
Telia Co. AB	236,403	1,037,785
Thule Group AB (c)	9,171	462,790
Trelleborg AB (B Shares)	23,436	579,067
Volvo AB (B Shares)	155,587	3,664,475
Wallenstam AB (B Shares)	19,758	331,427
Wihlborgs Fastigheter AB	12,856	299,581
TOTAL SWEDEN		74,954,608
Switzerland - 5.8%
ABB Ltd. (Reg.)	186,971	6,835,352
Adecco SA (Reg.)	15,885	951,855
Alcon, Inc. (Switzerland)	49,012	3,571,002
ams AG (a)	26,290	502,959
Baloise Holdings AG	4,801	758,429
Compagnie Financiere Richemont SA Series A	51,178	6,549,209
Credit Suisse Group AG	227,936	2,288,318
CRISPR Therapeutics AG (a)	6,286	760,732
Geberit AG (Reg.)	3,605	2,960,092
Givaudan SA	775	3,868,797
Holcim Ltd.	49,769	2,917,408
Julius Baer Group Ltd.	22,176	1,463,661
Kuehne & Nagel International AG	4,915	1,658,138
Lindt & Spruengli AG	10	1,159,132
Lindt & Spruengli AG (participation certificate)	102	1,142,904
Logitech International SA (Reg.)	17,055	1,865,064
Lonza Group AG	7,296	5,680,856
Nestle SA (Reg. S)	281,301	35,621,055
Novartis AG	241,463	22,330,117
Partners Group Holding AG	1,832	3,131,702
Roche Holding AG:
(Bearer)	1,843	791,441
(participation certificate)	69,679	26,917,847
Schindler Holding AG (participation certificate)	3,925	1,270,420
SGS SA (Reg.)	500	1,618,921
Siemens Energy AG (a)	39,782	1,082,571
Sig Combibloc Group AG	30,800	909,192
Sika AG	13,861	4,882,757
Sonova Holding AG Class B	5,308	2,085,464
Straumann Holding AG	1,123	2,082,729
Swatch Group AG (Bearer)	2,831	946,011
Swiss Life Holding AG	3,182	1,643,954
Swiss Prime Site AG	7,195	766,879
Swiss Re Ltd.	27,786	2,515,878
Swisscom AG	2,467	1,484,258
Temenos Group AG	6,527	1,037,576
UBS Group AG	378,130	6,236,421
VAT Group AG (c)	2,600	1,020,655
Zurich Insurance Group Ltd.	14,661	5,910,946
TOTAL SWITZERLAND		169,220,702
Taiwan - 4.0%
Accton Technology Corp.	50,000	585,902
Acer, Inc.	297,000	290,216
Advanced Ceramic X Corp.	5,000	83,446
Advanced Wireless Semiconductor Co.	15,000	88,521
Advantech Co. Ltd.	40,696	531,681
AP Memory Technology Corp.	5,000	131,843
ASE Technology Holding Co. Ltd.	334,000	1,471,135
Asia Cement Corp.	241,000	447,798
ASMedia Technology, Inc.	3,000	211,352
ASPEED Tech, Inc.	2,000	161,233
ASUSTeK Computer, Inc.	68,000	855,765
AU Optronics Corp.	869,000	644,758
Capital Securities Corp.	214,000	122,888
Catcher Technology Co. Ltd.	78,000	517,555
Cathay Financial Holding Co. Ltd.	873,716	1,702,169
Chang Hwa Commercial Bank	541,974	321,491
Cheng Loong Corp.	86,000	129,924
Cheng Shin Rubber Industry Co. Ltd.	208,000	321,777
Chicony Electronics Co. Ltd.	57,000	164,598
China Airlines Ltd. (a)	287,000	177,521
China Development Finance Holding Corp.	1,450,000	733,645
China Life Insurance Co. Ltd.	204,642	193,171
China Petrochemical Development Corp.	328,300	155,092
China Steel Corp.	1,246,000	1,626,566
Chipbond Technology Corp.	70,000	188,306
Chroma ATE, Inc.	39,000	274,995
Chunghwa Telecom Co. Ltd.	433,000	1,788,485
Compal Electronics, Inc.	377,000	291,902
Compeq Manufacturing Co. Ltd.	105,000	161,464
CTBC Financial Holding Co. Ltd.	1,881,000	1,541,845
Delta Electronics, Inc.	189,000	1,949,329
E Ink Holdings, Inc.	83,000	240,250
E.SUN Financial Holdings Co. Ltd.	1,233,887	1,171,403
ECLAT Textile Co. Ltd.	20,000	437,082
Elan Microelectronics Corp.	28,000	182,129
Elite Material Co. Ltd.	29,000	234,743
eMemory Technology, Inc.	6,000	282,479
ENNOSTAR, Inc. (a)	54,500	160,574
Eternal Materials Co. Ltd.	74,000	102,912
EVA Airways Corp.	276,619	180,911
Evergreen Marine Corp. (Taiwan)	399,643	1,902,551
Far Eastern New Century Corp.	370,000	392,475
Far EasTone Telecommunications Co. Ltd.	159,000	344,939
Feng Hsin Iron & Steel Co.	43,000	125,638
Feng Tay Enterprise Co. Ltd.	55,480	459,466
First Financial Holding Co. Ltd.	1,022,479	833,110
FLEXium Interconnect, Inc.	26,000	121,510
Formosa Chemicals & Fibre Corp.	394,000	1,161,329
Formosa Petrochemical Corp.	165,000	575,475
Formosa Plastics Corp.	435,000	1,557,528
Formosa Taffeta Co. Ltd.	90,000	104,957
Foxconn Technology Co. Ltd.	91,000	201,489
Fubon Financial Holding Co. Ltd.	716,000	1,926,583
Genius Electronic Optical Co. Ltd.	8,000	149,312
Giant Manufacturing Co. Ltd.	32,000	368,883
Giga-Byte Technology Co. Ltd.	45,000	161,841
Global Unichip Corp.	7,000	103,839
GlobalWafers Co. Ltd.	21,000	638,663
Great Wall Enterprise Co. Ltd.	84,214	181,354
HannStar Display Corp. (a)	250,000	170,818
Highwealth Construction Corp.	99,200	174,406
HIWIN Technologies Corp.	25,447	293,075
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,222,800	4,836,835
Hota Industrial Manufacturing Co. Ltd.	23,000	80,489
Hotai Motor Co. Ltd.	34,000	720,428
Hua Nan Financial Holdings Co. Ltd.	959,546	663,667
IBF Financial Holdings Co. Ltd.	202,000	119,051
Innolux Corp.	940,000	631,495
International Games Systems Co. Ltd.	7,000	218,653
Inventec Corp.	300,000	252,313
ITEQ Corp.	23,000	113,289
ITEQ Corp. rights (a)	2,763	692
King Yuan Electronics Co. Ltd.	112,000	186,888
King's Town Bank	98,000	141,825
Kinsus Interconnect Technology Corp.	26,000	172,342
Largan Precision Co. Ltd.	10,000	1,053,331
Lien Hwa Industrial Corp.	103,522	194,626
Lite-On Technology Corp.	212,000	487,738
Lotes Co. Ltd.	7,000	143,507
Macronix International Co. Ltd.	182,340	272,763
Makalot Industrial Co. Ltd.	18,459	157,268
MediaTek, Inc.	156,000	5,105,794
Mega Financial Holding Co. Ltd.	1,069,000	1,267,307
Merida Industry Co. Ltd.	21,000	252,457
Merry Electronics Co. Ltd.	16,064	64,086
Micro-Star International Co. Ltd.	72,000	382,887
MiTAC Holdings Corp.	82,000	83,604
momo.com, Inc.	5,200	290,636
Nan Ya Plastics Corp.	544,000	1,699,390
Nan Ya Printed Circuit Board Corp.	21,000	300,355
Nanya Technology Corp.	122,000	317,712
Nien Made Enterprise Co. Ltd.	14,000	235,277
Novatek Microelectronics Corp.	55,000	1,012,721
Oneness Biotech Co. Ltd. (a)	21,000	145,222
Pegatron Corp.	211,000	509,170
Phison Electronics Corp.	15,000	256,595
PixArt Imaging, Inc.	15,000	104,736
Pou Chen Corp.	253,000	320,298
Powertech Technology, Inc.	70,000	277,659
Poya International Co. Ltd.	5,000	107,014
President Chain Store Corp.	54,000	542,920
Primax Electronics Ltd.	46,000	101,535
Qisda Corp.	152,000	161,179
Quanta Computer, Inc.	278,000	770,845
Radiant Opto-Electronics Corp.	48,000	181,668
Realtek Semiconductor Corp.	46,000	972,174
RichWave Technology Corp.	5,000	72,017
Ruentex Development Co. Ltd.	107,200	239,949
Ruentex Industries Ltd.	36,600	128,601
Shin Kong Financial Holding Co. Ltd.	1,134,538	372,843
Shin Kong Financial Holding Co. Ltd. rights (a)	63,894	2,218
Simplo Technology Co. Ltd.	19,000	251,586
SINBON Electronics Co. Ltd.	21,000	180,822
Sino-American Silicon Products, Inc.	50,000	339,497
Sinopac Holdings Co.	1,074,180	541,295
Standard Foods Corp.	64,000	120,386
Synnex Technology International Corp.	128,000	243,349
Ta Chen Stainless Pipe Co. Ltd.	143,000	267,590
Taichung Commercial Bank Co. Ltd.	302,100	128,777
Taishin Financial Holdings Co. Ltd.	1,081,402	656,847
Taiwan Business Bank	492,423	167,269
Taiwan Cement Corp.	486,859	919,060
Taiwan Cooperative Financial Holding Co. Ltd.	955,448	747,630
Taiwan Fertilizer Co. Ltd.	87,000	186,646
Taiwan High Speed Rail Corp.	189,000	205,637
Taiwan Mobile Co. Ltd.	228,000	849,249
Taiwan Semiconductor Manufacturing Co. Ltd.	1,851,000	38,722,391
Taiwan Surface Mounting Technology Co. Ltd.	26,000	116,881
Taiwan Union Technology Corp.	25,000	104,442
TECO Electric & Machinery Co. Ltd.	129,000	143,704
The Shanghai Commercial & Savings Bank Ltd.	428,000	640,848
Tong Hsing Electronics Industries Ltd.	14,000	123,049
Tripod Technology Corp.	47,000	202,296
Tung Ho Steel Enterprise Corp.	68,000	113,917
TXC Corp.	27,000	116,563
Unified-President Enterprises Corp.	493,000	1,294,208
Unimicron Technology Corp.	124,000	652,160
United Integrated Services Co.	14,000	98,253
United Microelectronics Corp.	1,140,000	2,386,213
United Renewable Energy Co. Ltd. (a)(d)	221,000	95,716
Vanguard International Semiconductor Corp.	92,000	381,546
Voltronic Power Technology Corp.	7,250	353,603
Walsin Lihwa Corp.	219,000	224,497
Walsin Technology Corp.	33,000	237,880
Wan Hai Lines Ltd.	140,000	1,124,863
Win Semiconductors Corp.	36,000	447,181
Winbond Electronics Corp.	272,000	335,822
Wistron Corp.	283,000	281,693
Wiwynn Corp.	9,000	302,879
WPG Holding Co. Ltd.	137,040	268,160
XinTec, Inc. (a)	16,000	96,618
Yageo Corp.	39,000	787,260
Yang Ming Marine Transport Corp. (a)	130,000	548,296
YFY, Inc.	117,000	166,920
Yuanta Financial Holding Co. Ltd.	1,202,160	1,094,431
TOTAL TAIWAN		116,802,096
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	34,600	189,005
Advanced Information Service PCL NVDR	69,800	381,287
Airports of Thailand PCL:
(depositary receipt)	78,500	134,974
(For. Reg.)	351,900	605,062
Asset World Corp. PCL NVDR (a)	733,400	81,687
B. Grimm Power PCL:
unit	47,800	57,459
(For. Reg.)	30,800	37,024
Bangkok Bank PCL:
(For. Reg.)	149,900	463,020
NVDR	31,400	97,946
Bangkok Chain Hospital PCL unit	106,800	85,316
Bangkok Commercial Asset Management PCL	98,700	49,560
Bangkok Dusit Medical Services PCL:
unit	199,300	136,465
(For. Reg.)	780,200	534,221
Bangkok Expressway and Metro PCL	573,400	133,491
Bangkok Expressway and Metro PCL NVDR	249,400	58,062
Banpu PCL:
(For. Reg.)	313,200	126,767
NVDR	186,000	75,283
BCPG PCL NVDR	101,000	44,875
Berli Jucker PCL:
unit	63,700	65,910
(For. Reg)	78,600	81,327
BTS Group Holdings PCL:
unit	103,700	26,824
(For. Reg.)	577,800	149,461
Bumrungrad Hospital PCL:
NVDR	9,900	36,153
(For. Reg.)	37,300	136,214
Carabao Group PCL	16,700	73,691
Carabao Group PCL NVDR	15,500	68,396
Central Pattana PCL:
unit	60,100	85,962
(For. Reg.)	232,900	333,119
Central Retail Corp. PCL	387,808	365,857
Central Retail Corp. PCL NVDR	60,500	57,075
Charoen Pokphand Foods PCL:
unit	124,800	98,746
(For. Reg.)	517,700	409,623
Com7 PCL unit	71,600	141,086
CP ALL PCL:
unit	90,900	163,211
(For. Reg.)	425,700	764,343
Delta Electronics PCL:
(For. Reg.)	36,700	652,246
NVDR	3,600	63,981
Electricity Generating PCL:
(For. Reg.)	8,800	45,794
NVDR	14,800	77,018
Energy Absolute PCL:
unit	35,400	64,099
(For. Reg.)	201,900	365,583
Global Power Synergy Public Co. Ltd.	59,694	139,425
Global Power Synergy Public Co. Ltd. unit	11,400	26,627
Gulf Energy Development PCL:
unit	100,400	102,355
(For. Reg.)	398,000	405,752
Hana Microelectronics PCL:
(For. Reg.)	49,400	114,630
NVDR	14,600	33,879
Home Product Center PCL (For. Reg.)	546,000	220,992
Indorama Ventures PCL:
unit	48,500	53,504
(For. Reg.)	178,000	196,363
Intouch Holdings PCL:
(For. Reg.)	176,500	346,447
NVDR	40,100	78,711
IRPC PCL:
(For. Reg.)	672,700	72,060
NVDR	474,800	50,861
JMT Network Services PCL unit	57,600	70,992
Kasikornbank PCL:
NVDR	40,900	128,201
(For. Reg.)	190,600	597,438
KCE Electronics PCL NVDR	74,100	177,019
Kiatnakin Bank PCL (For. Reg.)	86,000	133,475
Krung Thai Bank PCL:
(For. Reg.)	454,300	139,636
NVDR	189,700	58,307
Krungthai Card PCL:
(For. Reg.)	62,400	117,261
NVDR	15,400	28,939
Land & House PCL:
NVDR	248,400	58,963
(For. Reg.)	623,700	148,048
Minor International PCL:
unit (a)	50,700	45,902
warrants 9/30/21 (a)	4,695	59
warrants 5/5/23 (a)	11,366	1,633
warrants 5/5/23 (a)	1,748	251
warrants 2/15/24 (a)	10,300	1,204
warrants 2/15/24 (a)	1,584	185
(For. Reg.) (a)	339,290	307,178
MK Restaurants Group PCL unit	54,500	81,684
Muangthai Leasing PCL	29,100	52,913
Muangthai Leasing PCL unit	30,300	55,095
Osotspa PCL	72,200	77,451
Osotspa PCL unit	21,700	23,278
PTT Exploration and Production PCL (For. Reg.)	110,900	347,617
PTT Global Chemical PCL:
(For. Reg.)	196,600	339,533
NVDR	33,000	56,992
PTT PCL:
(For. Reg.)	988,100	1,044,932
NVDR	338,600	358,075
Ratchaburi Electric Generating Holding PCL:
unit	15,800	20,435
(For. Reg.)	39,700	51,347
SCG Packaging PCL NVDR	132,000	278,180
Siam Cement PCL:
(For. Reg.)	56,500	711,838
NVDR	20,100	253,238
Siam Commercial Bank PCL:
unit	110,600	314,702
(For. Reg.)	140,400	399,495
Siam Global House PCL unit	261,245	181,266
Sri Trang Agro-Industry PCL NVDR	89,000	102,244
Sri Trang Gloves Thailand PCL NVDR	104,300	119,028
Srisawad Corp. PCL:
unit	20,000	38,953
warrants 8/29/25 (a)	2,460	973
(For. Reg.)	59,100	115,107
Star Petroleum Refining PCL unit (a)	142,900	36,530
Thai Beverage PCL	840,800	403,351
Thai Oil PCL:
(For. Reg.)	88,200	118,101
NVDR	9,800	13,122
Thai Union Frozen Products PCL:
(For. Reg.)	199,600	134,848
NVDR	78,600	53,102
Thanachart Capital PCL:
(For. Reg.)	57,900	57,266
NVDR	25,100	24,825
TISCO Financial Group PCL	45,500	121,850
TISCO Financial Group PCL NVDR	25,700	68,825
TMB Bank PCL:
unit	611,200	18,042
(For. Reg.)	4,663,725	137,669
TOA Paint Thailand PCL NVDR	38,300	41,960
Total Access Communication PCL:
(For. Reg.)	43,200	49,629
NVDR	19,700	22,632
True Corp. PCL:
unit	824,100	80,755
(For. Reg.)	1,465,600	143,616
TTW PCL unit	118,100	41,691
VGI PCL	148,200	25,031
VGI PCL unit	232,300	39,235
WHA Corp. PCL	369,000	34,362
WHA Corp. PCL unit	475,500	44,280
TOTAL THAILAND		18,208,618
Turkey - 0.1%
AG Anadolu Grubu Holding A/S	6,729	18,703
Akbank TAS	266,308	166,245
Aksa Akrilik Kimya Sanayii	12,254	23,691
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,067	37,096
Arcelik A/S	30,463	119,379
Aselsan A/S	77,233	142,165
Bera Holding A/S (a)	27,212	35,783
Bim Birlesik Magazalar A/S JSC	44,725	336,526
Coca-Cola Icecek Sanayi A/S	6,801	68,486
Dogan Sirketler Grubu Holding A/S	75,022	23,328
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	37,515
Enerjisa Enerji A/S (c)	38,015	46,019
Enka Insaat ve Sanayi A/S	151,199	166,165
Eregli Demir ve Celik Fabrikalari T.A.S.	127,848	303,461
Ford Otomotiv Sanayi A/S	6,509	133,486
Haci Omer Sabanci Holding A/S	123,537	138,990
Hektas Ticaret A/S (a)	31,135	29,746
Is Yatirim Menkul Degerler A/S	10,546	17,034
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	61,395	57,198
Koc Holding A/S	118,092	288,152
KOZA, Inc. (a)	11,835	19,243
Koza Altin Isletmeleri A/S (a)	5,167	64,082
Logo Yazilim Sanayi Ve Ticar	5,820	24,990
Migros Turk Ticaret A/S (a)	6,506	26,330
MLP Saglik Hizmetleri A/S (a)(c)	16,813	44,896
Nuh Cimento Sanayi A/S	4,829	21,950
Otokar Otomotiv ve Savunma Sanayi A.S.	562	19,443
Oyak Cimento Fabrikalari A/S (a)	91,428	69,879
Pegasus Hava Tasimaciligi A/S (a)	2,534	21,247
Petkim Petrokimya Holding A/S (a)	102,876	69,227
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	20,490	29,740
Sok Marketler Ticaret A/S	18,826	25,538
TAV Havalimanlari Holding A/S (a)	12,849	34,402
Tekfen Holding A/S	14,772	25,000
Tofas Turk Otomobil Fabrikasi A/S	9,634	37,480
Turk Hava Yollari AO (a)	79,438	120,015
Turk Sise ve Cam Fabrikalari A/S	117,630	105,959
Turk Traktor ve Ziraat Makinalari A/S	1,037	20,824
Turkcell Iletisim Hizmet A/S	102,924	187,867
Turkiye Garanti Bankasi A/S	184,838	186,900
Turkiye Halk Bankasi A/S (a)	46,792	25,490
Turkiye Is Bankasi A/S Series C	119,015	74,437
Turkiye Petrol Rafinerileri A/S (a)	13,284	147,880
Turkiye Sinai Kalkinma Bankasi A/S	274,341	40,699
Turkiye Vakiflar Bankasi TAO (a)	75,722	31,094
Ulker Biskuvi Sanayi A/S	11,675	27,629
Yapi ve Kredi Bankasi A/S	337,429	95,710
TOTAL TURKEY		3,787,119
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	271,488	518,859
Abu Dhabi National Oil Co. for Distribution PJSC	243,590	289,139
Aldar Properties PJSC (a)	550,999	595,529
Dubai Islamic Bank Pakistan Ltd. (a)	495,872	652,046
Emaar Properties PJSC (a)	496,433	537,904
Emirates NBD Bank PJSC	237,565	866,660
Emirates Telecommunications Corp. (d)	341,500	2,119,761
First Abu Dhabi Bank PJSC	717,445	3,238,430
TOTAL UNITED ARAB EMIRATES		8,818,328
United Kingdom - 8.5%
3i Group PLC	95,852	1,704,733
Abrdn PLC	209,649	827,610
Admiral Group PLC	25,178	1,189,912
Anglo American PLC (United Kingdom)	133,564	5,918,752
Antofagasta PLC	34,335	713,260
Ashtead Group PLC	43,890	3,285,842
Associated British Foods PLC	34,422	960,281
AstraZeneca PLC (United Kingdom)	151,370	17,393,909
Atlassian Corp. PLC (a)	13,023	4,234,038
Auto Trader Group PLC (c)	93,074	843,265
Avast PLC (c)	73,581	593,210
Aveva Group PLC	11,161	609,382
Aviva PLC	382,910	2,061,385
BAE Systems PLC	314,298	2,519,897
Barclays PLC	1,598,264	3,866,327
Barratt Developments PLC	98,065	959,080
Bellway PLC	12,082	551,178
Berkeley Group Holdings PLC	11,906	801,816
BHP Group PLC	206,601	6,688,985
BP PLC	1,973,216	7,920,535
British American Tobacco PLC (United Kingdom)	223,332	8,306,248
British Land Co. PLC	91,616	650,230
BT Group PLC (a)	859,904	2,074,983
Bunzl PLC	32,874	1,218,225
Burberry Group PLC	39,835	1,142,850
Centrica PLC (a)	580,472	366,877
Coca-Cola European Partners PLC	19,698	1,222,458
Compass Group PLC (a)	175,454	3,709,431
ConvaTec Group PLC (c)	153,303	504,813
Croda International PLC	13,973	1,635,372
Dechra Pharmaceuticals PLC	10,715	740,224
Derwent London PLC	11,532	582,832
Diageo PLC	227,723	11,291,932
Diploma PLC	11,981	492,613
Direct Line Insurance Group PLC	137,485	568,917
DS Smith PLC	135,608	797,334
Electrocomponents PLC	45,089	637,392
Evraz PLC	52,295	446,462
Games Workshop Group PLC	3,324	525,335
Genus PLC	6,621	507,556
GlaxoSmithKline PLC	490,329	9,680,969
Halma PLC	37,137	1,491,314
Hargreaves Lansdown PLC	26,681	605,439
Hikma Pharmaceuticals PLC	16,489	606,456
HomeServe PLC	28,674	372,662
Howden Joinery Group PLC	57,788	720,679
HSBC Holdings PLC (United Kingdom)	2,023,741	11,171,437
IG Group Holdings PLC	35,846	444,447
IMI PLC	28,271	690,050
Imperial Brands PLC	93,285	1,999,452
Informa PLC (a)	144,818	996,420
InterContinental Hotel Group PLC (a)	18,636	1,230,789
Intermediate Capital Group PLC	28,262	852,467
Intertek Group PLC	15,831	1,134,582
ITV PLC (a)	351,234	546,152
J Sainsbury PLC	168,713	664,370
JD Sports Fashion PLC	48,254	601,645
Johnson Matthey PLC	19,716	814,484
Kingfisher PLC	203,517	1,045,350
Land Securities Group PLC	74,111	730,989
Legal & General Group PLC	586,762	2,131,976
Lloyds Banking Group PLC	6,937,152	4,386,133
London Stock Exchange Group PLC	31,275	3,261,084
M&G PLC	257,505	806,779
Meggitt PLC (a)	75,522	492,440
Melrose Industries PLC	482,550	1,073,862
Mondi PLC	46,852	1,299,881
National Grid PLC	372,186	4,758,812
NatWest Group PLC	534,199	1,502,894
Network International Holdings PLC (a)(c)	25,138	119,082
Next PLC	13,096	1,434,795
Ocado Group PLC (a)	59,658	1,538,252
Pearson PLC	74,341	895,844
Pennon Group PLC	27,161	482,493
Persimmon PLC	31,541	1,273,171
Phoenix Group Holdings PLC	83,021	784,022
Prudential PLC (a)	255,210	4,792,546
Quilter PLC (c)	174,623	389,332
Reckitt Benckiser Group PLC	71,954	5,504,456
RELX PLC (London Stock Exchange)	192,598	5,659,415
Rentokil Initial PLC	181,382	1,429,022
Rightmove PLC	85,669	836,179
Rio Tinto PLC	105,608	8,970,380
Rolls-Royce Holdings PLC	825,861	1,140,613
Rotork PLC	87,514	438,650
Royal Dutch Shell PLC:
Class A (United Kingdom)	404,688	8,134,610
Class B (United Kingdom)	358,514	7,083,939
Royal Mail PLC	96,125	673,681
Sage Group PLC	107,601	1,049,351
Schroders PLC	11,981	609,022
Segro PLC	116,550	1,972,405
Severn Trent PLC	23,838	927,775
Smith & Nephew PLC	86,862	1,772,573
Smiths Group PLC	38,361	829,420
Spectris PLC	12,242	607,485
Spirax-Sarco Engineering PLC	7,249	1,512,424
SSE PLC	103,261	2,074,766
St. James's Place Capital PLC	51,807	1,142,826
Standard Chartered PLC (United Kingdom)	260,155	1,562,179
Tate & Lyle PLC	45,456	467,055
Taylor Wimpey PLC	356,079	814,687
Tesco PLC	760,103	2,460,759
The Weir Group PLC (a)	25,124	603,458
Travis Perkins PLC (a)	21,539	509,715
Tritax Big Box REIT PLC	168,262	492,560
Unilever PLC	256,751	14,776,415
Unite Group PLC	40,019	643,876
United Utilities Group PLC	67,211	1,002,432
Vodafone Group PLC	2,626,642	4,223,513
Whitbread PLC (a)	19,332	818,505
Wickes Group PLC (a)	22,475	78,226
WM Morrison Supermarkets PLC	232,784	865,873
TOTAL UNITED KINGDOM		250,577,277
United States of America - 0.2%
Farfetch Ltd. Class A (a)	20,468	1,025,856
Fiverr International Ltd. (a)(b)	1,669	415,431
Kolon TissueGene, Inc. unit (a)(d)	911	6,330
Li Auto, Inc. ADR (a)(b)	14,655	489,330
Millicom International Cellular SA (a)	11,758	468,909
Stratasys Ltd. (a)(b)	5,744	113,387
Tilray, Inc. Class 2 (a)(b)	11,336	165,619
XP, Inc. Class A (a)	14,272	586,008
Yum China Holdings, Inc.	41,296	2,568,198
TOTAL UNITED STATES OF AMERICA		5,839,068
TOTAL COMMON STOCKS (Cost $2,363,347,724)		2,792,852,737

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN) (a)	16,400	162,040
Azul SA (a)	26,400	197,179
Banco Bradesco SA (PN)	484,154	2,254,257
Banco Inter SA (c)	8,409	38,539
Bradespar SA (PN)	21,700	308,152
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,729	184,747
Companhia Energetica de Minas Gerais (CEMIG) (PN)	118,734	272,200
Companhia Paranaense de Energia-COPEL (PN-B)	99,100	116,448
Gerdau SA	103,700	613,250
Itau Unibanco Holding SA	476,350	2,771,258
Itausa-Investimentos Itau SA (PN)	439,800	943,228
Lojas Americanas SA (PN)	87,690	119,373
Metalurgica Gerdau SA (PN)	72,100	197,269
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	456,000	2,356,062
TOTAL BRAZIL		10,534,002
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	14,549	694,969

Colombia - 0.0%
Bancolombia SA (PN)	42,116	301,915
Grupo Aval Acciones y Valores SA	483,108	127,566
TOTAL COLOMBIA		429,481
Germany - 0.3%
Henkel AG & Co. KGaA	17,415	1,765,892
Porsche Automobil Holding SE (Germany)	15,068	1,630,828
Sartorius AG (non-vtg.)	3,348	2,024,704
Volkswagen AG	17,975	4,381,844
TOTAL GERMANY		9,803,268
Korea (South) - 0.2%
Hyundai Motor Co.	2,529	232,550
Hyundai Motor Co. Series 2	3,998	360,693
LG Chemical Ltd.	920	305,267
LG Electronics, Inc.	2,911	192,424
LG Household & Health Care Ltd.	185	107,846
Samsung Electronics Co. Ltd.	80,968	5,064,188
Samsung SDI Co. Ltd.	430	164,314
TOTAL KOREA (SOUTH)		6,427,282
Russia - 0.1%
AK Transneft OAO	146	324,760
Sberbank of Russia (Russia)	102,080	403,610
Surgutneftegas OJSC	755,200	394,049
TOTAL RUSSIA		1,122,419
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,554,737)		29,011,421

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24 (Cost $144)	INR	10,503	142

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	101,242,264	101,262,512
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	10,654,463	10,655,528
TOTAL MONEY MARKET FUNDS (Cost $111,917,851)		111,918,040

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $2,501,820,456)	2,933,782,340
NET OTHER ASSETS (LIABILITIES) - 0.3% (h)	7,832,005
NET ASSETS - 100.0%	2,941,614,345

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	653	Sep 2021	75,728,410	(3,425)	(3,425)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	556	Sep 2021	35,520,060	(1,604,019)	(1,604,019)
TME S&P/TSX 60 Index Contracts (Canada)	43	Sep 2021	8,357,358	76,339	76,339

TOTAL FUTURES CONTRACTS					(1,531,105)
The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Currency Abbreviations
INR	-	Indian rupee
USD	-	U.S. dollar

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,421,814 or 2.5% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $7,166,633 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	29,217,784	677,994,466	605,949,302	38,203	(436)	-	101,262,512	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	2,773,617	55,417,486	47,535,575	156,956	-	-	10,655,528	0.0%
Total	31,991,401	733,411,952	653,484,877	195,159	(436)	-	111,918,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund held the following types of derivatives at period end:

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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